        As filed with the Securities and Exchange Commission on October 29, 2002
                                        Registration Nos. 811-8437 and 333-37711



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]


                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 11                     [X]


                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


                                Amendment No. 13


                        (Check appropriate box or boxes)

                          UNDISCOVERED MANAGERS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             Plaza of the Americas
                             700 North Pearl Street
                              Dallas, Texas 75201
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (214) 999-7200

                                 Mark P. Hurley
                           Undiscovered Managers, LLC
                             Plaza of the Americas
                             700 North Pearl Street
                              Dallas, Texas 75201
                    (Name and Address of Agent for Service)

                                    Copy to:
                              John M. Loder, Esq.
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)


[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          UNDISCOVERED MANAGERS FUNDS


                     Supplement dated December __, 2002 to
           the Institutional Class Prospectus dated December __, 2002


      UNDISCOVERED MANAGERS FUNDS IS NOT CURRENTLY MAKING A WIDESPREAD OFFERING OF SHARES OF UM MERGER & ACQUISITION FUND. CONSEQUENTLY, SHARES OF SUCH FUND MAY NOT BE PURCHASED BY PROSPECTIVE INVESTORS OR EXCHANGED FOR BY SHAREHOLDERS OF OTHER FUNDS OF UNDISCOVERED MANAGERS FUNDS AT THIS TIME.

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS


December --, 2002


Institutional Class shares of:


      Undiscovered Managers Behavioral Growth Fund
      Undiscovered Managers Behavioral Value Fund
      Undiscovered Managers Special Small Cap Fund
      Undiscovered Managers REIT Fund
      Undiscovered Managers Small Cap Value Fund
      Undiscovered Managers Mid Cap Value Fund
                        UM Small Cap Growth Fund
                        UM Merger & Acquisition Fund
                        UM International Equity Fund
                        UM International Small Cap Equity Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


The Funds...........................................................           2

WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund........................           2
Undiscovered Managers Behavioral Value Fund.........................           4
Undiscovered Managers Special Small Cap Fund........................           6
Undiscovered Managers REIT Fund.....................................           8
Undiscovered Managers Small Cap Value Fund..........................          10
Undiscovered Managers Mid Cap Value Fund ...........................          12
UM Small Cap Growth Fund............................................          14
UM Merger & Acquisition Fund........................................          16
UM International Equity Fund........................................          18
UM International Small Cap Equity Fund .............................          20
The Funds' Fees and Expenses........................................          22
Other Policies and Additional Disclosure on Risks...................          26
The Funds' Management...............................................          30

Your Investment.....................................................          34

OPENING AND MAINTAINING YOUR UNDISCOVERED MANAGERS ACCOUNT

Institutional Class Shares..........................................          34
How Shares are Priced...............................................          34
Buying Shares.......................................................          35
General Shareholder Services........................................          36
Selling Shares......................................................          37
Contingent Redemption Fee...........................................          38
Dividends, Distributions and Taxes..................................          38

Additional Information..............................................          39

Financial Highlights................................................          40

Where to get More Information about the Funds.......................  Back Cover

                                    The Funds

Undiscovered Managers Funds has ten investment portfolios (each a "Fund," and collectively, the "Funds"). This Prospectus offers Institutional Class shares of the Funds.

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
(THE "BEHAVIORAL GROWTH FUND")

Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Behavioral Growth Fund for the 1998, 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00 and 12/31/01*


[BAR CHART]


                  1998           1999              2000                2001
RETURN           33.20%         65.67%           (26.77)%            (22.40)%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (21.78)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 35.99% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (29.38)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for the periods ended 12/31/01)



                                                                   Since Commencement of Investment
                                                       One Year    Operations of the Fund (12/31/97)
                                                       --------    ---------------------------------
Return Before Taxes                                    (22.40)%                  6.57%
Return After Taxes on Distributions(1)                 (22.40)%                  6.28%
Return After Taxes on Distributions &
      Sale of Fund Shares(1)                           (13.64)%                  5.42%
----------------------------------------------------------------------------------------------------
Russell 2500 Growth Index(2)                           (10.83)%                  4.94%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
(THE "BEHAVIORAL VALUE FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Behavioral Value Fund for the 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00 and 12/31/01*


[BAR CHART]


                          1999           2000         2001
RETURN                   33.11%         11.75%       12.87%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (23.60)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 32.11% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (16.01)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for the periods ended 12/31/01)



                                                                       Since Commencement of Investment
                                                          One Year     Operations of the Fund (12/28/98)
                                                          --------     ---------------------------------
Return Before Taxes                                        12.87%                    20.86%
Return After Taxes on Distributions(1)                     12.57%                    20.07%
Return After Taxes on Distributions &                       8.11%                    16.85%
     Sale of Fund Shares(1)
--------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                                14.02%                    12.52%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND
(THE "SPECIAL SMALL CAP FUND")

Investment Objective

Long-term growth of capital

Principal Investment Strategies

The Special Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small cap U.S. companies that the Fund's sub-adviser, Kestrel Investment Management Corporation ("Kestrel"), identifies as having one or more of the following special characteristics:

- The company has recently been spun off or divested from a former parent company,

- The company has announced or is conducting a program to buy back its own stock,

- The company has made or intends to make a relatively significant sale of assets, or

- The sub-adviser believes the company is undervalued because of other special circumstances, such as regulatory changes affecting its industry.


Under normal circumstances, the Special Small Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of companies with total market capitalizations of $3.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy. The Fund is "non-diversified".


Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Special Small Cap Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities,

- The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Special Small Cap Fund for the 1998, 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00 and 12/31/01*


[BAR CHART]


                           1998         1999         2000         2001
RETURN                    (2.92)%       6.09%       11.94%       12.27%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (11.57)%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 18.78% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (17.54)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (for the periods ended 12/31/01)



                                                                    Since Commencement of Investment
                                                       One Year     Operations of the Fund (12/30/97)
                                                       --------     ---------------------------------
Return Before Taxes                                     12.27%                    7.04%
Return After Taxes on Distributions(1)                  11.67%                    6.52%
Return After Taxes on Distributions &                    8.03%                    5.66%
     Sale of Fund Shares(1)
-----------------------------------------------------------------------------------------------------
Russell 2000 Index(2)                                    2.49%                    4.72%
(Reflects no deduction for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Index consists of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS REIT FUND
(THE "REIT FUND")

Investment Objective

High total investment return through a combination of capital appreciation and current income

Principal Investment Strategies


The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).



In selecting investments for the REIT Fund, the Fund's sub-adviser, Bay Isle Financial LLC ("Bay Isle"), seeks to identify REITs that have good management, strong balance sheets, above average growth in "funds from operations" and that trade at a discount to their assets' underlying value. "Funds from operations" generally means a REIT's net income (excluding gains (or losses) from debt restructuring and sales of property) plus depreciation of real property. The Fund is "non-diversified".


Principal Risks

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities,

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties and less liquidity than larger companies),

- The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and

- The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 90% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the REIT Fund for the 1998, 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00 and 12/31/01*


[BAR CHART]


                             1998          1999          2000         2001
RETURN                      (9.76)%       (0.39)%       31.54%       10.03%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was 4.94%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 12.25% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (6.90)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                           Since Commencement of Investment
                                                             One Year      Operations of the Fund (1/1/98)
                                                             --------      -------------------------------
Return Before Taxes                                           10.03%                    6.80%
Return After Taxes on Distributions(1)                         8.72%                    5.39%
Return After Taxes on Distributions and                        6.19%                    4.74%
     Sale of Fund Shares(1)
-----------------------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(2)                                  12.83%                    3.21%
(Reflects no deductions for fees, expenses and taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(2) The Morgan Stanley REIT Index is a market capitalization weighted total return index of 114 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
(THE "SMALL CAP VALUE FUND")

Investment Objective

Long-term growth of capital

Principal Investment Strategies


The Small Cap Value Fund seeks to achieve its objective by investing primarily in common stocks of companies with smaller capitalizations that the Fund's sub-adviser, J.L. Kaplan Associates, LLC ("Kaplan Associates"), considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation.


In selecting stocks for the Small Cap Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.


Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $3.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks

Investing in the Small Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Small Cap Value Fund for the 1998, 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00 and 12/31/01*


[BAR CHART]


                               1998        1999        2000        2001
RETURN                        (0.72)%      9.94%      19.26%      16.94%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (10.92)%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 22.19% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (19.32)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                     Since Commencement of Investment
                                                       One Year      Operations of the Fund (12/30/97)
                                                       --------      ---------------------------------
Return Before Taxes                                     16.94%                    11.76%
Return After Taxes on Distributions(1)                  15.73%                    10.98%
Return After Taxes on Distributions &                   10.35%                     9.37%
     Sale of Fund Shares(1)
------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                             14.02%                     7.00%
(Reflects no deduction for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS MID CAP VALUE FUND
(THE "MID CAP VALUE FUND")


Investment Objective

Long-term growth of capital

Principal Investment Strategies


The Mid Cap Value Fund (formerly Undiscovered Managers Hidden Value Fund) seeks to achieve its objective by investing primarily in common stocks of companies with medium capitalizations that the Fund's sub-adviser, Kaplan Associates, considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation.



In selecting stocks for the Mid Cap Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.



Under normal circumstances, the Mid Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of between $1.2 billion and $12.5 billion at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks


Investing in the Mid Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:


-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in smaller capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Mid Cap Value Fund for the 1998, 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell Midcap Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00 and 12/31/01*


[BAR CHART]


                                   1998        1999       2000        2001
RETURN                            (4.53)%      8.94%      7.64%      10.12%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (14.30)%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 18.89% for the quarter ended December 31, 1998, and the lowest quarterly return of the Fund's Institutional Class shares was (20.95)% for the quarter ended September 30, 1998.


Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                     Since Commencement of Investment
                                                       One Year      Operations of the Fund (12/31/97)
                                                       --------      ---------------------------------
Return Before Taxes                                     10.12%                     5.66%
Return After Taxes on Distributions(1)                   9.07%                     4.25%
Return After Taxes on Distributions &                    6.65%                     3.90%
    Sale of Fund Shares(1)
------------------------------------------------------------------------------------------------------
Russell Midcap Value Index(2)                            2.33%                     6.54%
(reflects no deduction fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index consists of those companies within the 800 smallest of the 1000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM SMALL CAP GROWTH FUND
(THE "SMALL CAP GROWTH FUND")

Investment Objective

Long-term capital appreciation

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.


Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total return of the Institutional Class shares of the Small Cap Growth Fund for the 2001 calendar year. The table following the bar chart compares the average annual total return of the Fund's Institutional Class shares to the return of the Russell 2000 Growth Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/01*



[BAR CHART]



                                  2001
RETURN                            4.74%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (43.83)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 41.28% for the quarter ended December 31, 2001, and the lowest quarterly return of the Fund's Institutional Class shares was (34.51)% for the quarter ended September 30, 2001.



Average Annual Total Return of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                     Since Commencement of Investment
                                                       One Year      Operations of the Fund (10/02/00)
                                                       --------      ---------------------------------
Return Before Taxes                                      4.74%                   (16.28)%
Return After Taxes on Distributions(1)                   4.60%                   (16.36)%
Return After Taxes on Distributions &                    2.88%                   (13.00)%
     Sale of Fund Shares(1)
------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                            (9.23)%                  (22.66)%
(Reflects no deduction for fees, expenses or taxes)



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth values. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM MERGER & ACQUISITION FUND
(THE "MERGER & ACQUISITION FUND")

Investment Objective

Long Term Growth of Capital

Principal Investment Strategies


The Merger & Acquisition Fund seeks to achieve its objective by investing primarily in stocks of companies that have either recently made or received purchase or merger offers from other publicly traded companies or have publicly announced they are pursuing "strategic alternatives". Kaplan Associates, the Fund's sub-adviser, believes companies that have received buyout offers are not necessarily efficiently priced by the market due to a variety of factors.


Kaplan Associates will potentially invest in companies of all different sizes, as well as companies across different industries and sectors. When selecting investments, Kaplan Associates will analyze the probability of the transaction closing, the intrinsic value of both the acquirer and target in a stock transaction, the time value of money during the period between announcement and potential closing and the regulatory issues involved. There are no assurances that any company in which the Fund invests will in fact be involved in a merger, that a merger in which any such company proposes to engage will in fact take place, that any merger in which any such company is involved will be successful, or that the stock price of any such company will be favorably influenced by such activity. In the event that a company in which the Fund invests is involved in a merger or other transaction in which such company or its shareholders receive stock of another company as a result of the transaction, then it is possible that the stock received and subsequently held by the Fund may be stock of a company in which the Fund would not otherwise have invested, including stock of a foreign company.


Under normal circumstances, the Merger & Acquisition Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies that at the time of purchase have either recently made or received purchase or merger offers from other publicly traded companies or have publicly announced they are pursuing "strategic alternatives". The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks

Investing in the Merger & Acquisition Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid changes (volatility) of equity securities,

- The companies in which the Fund invests fail to close proposed mergers or post-merger results of such companies are unfavorable and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total return of the Institutional Class shares of the Merger & Acquisition Fund for the 2001 calendar year. The table following the bar chart compares the average annual total return of the Fund's Institutional Class shares to the return of the S&P 500 Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/01*



[BAR CHART]



                                 2001
RETURN                          10.85%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (11.56)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 15.09% for the quarter ended December 31, 2001, and the lowest quarterly return of the Fund's Institutional Class shares was (9.21)% for the quarter ended September 30, 2001.



Average Annual Total Return of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                      Since Commencement of Investment
                                                        One Year      Operations of the Fund (10/02/00)
                                                        --------      ---------------------------------
Return Before Taxes                                      10.85%                     8.70%
Return After Taxes on Distributions(1)                    8.14%                     6.49%
Return After Taxes on Distributions &                     6.56%                     5.85%
     Sale of Fund Shares(1)
-------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                                        (11.88)%                  (15.27)%
(Reflects no deduction for fees, expenses or taxes)



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.



(2) The S&P 500 Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the New York Stock Exchange ("NYSE"), although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM INTERNATIONAL EQUITY FUND
(THE "INTERNATIONAL EQUITY FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies

The International Equity Fund seeks to achieve its objective by investing in common stocks or other equity securities of issuers of any market capitalization (small-, mid- or large-cap) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand.

Although permitted to invest in equity securities that are principally traded on any of the stock markets listed below, the International Equity Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose equity securities are not principally traded on stock markets in countries included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). As of the date of this Prospectus, the countries included in the MSCI EAFE Index were:

Australia                     Greece                           Norway
Austria                       Hong Kong                        Portugal
Belgium                       Ireland                          Singapore
Denmark                       Italy                            Spain
Finland                       Japan                            Sweden
France                        Netherlands                      Switzerland
Germany                       New Zealand                      United Kingdom


In selecting investment securities for the International Equity Fund, the Fund's sub-adviser, Nordea Investment Management North America, Inc. ("Nordea"), focuses on identifying structural changes and understanding the implications of these changes and then identifying investment opportunities that result from these changes.


Under normal market conditions, the Fund will invest substantially all of its assets in equity securities.

Principal Risks

Investing in the International Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

- A general decline in the stock markets of Europe, Asia, Australia or New Zealand,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in foreign securities generally, which include fluctuations in the value of the U.S. dollar relative to other countries' currencies, higher volatility than U.S. securities, limited liquidity, risks of unfavorable political and economic developments in foreign countries, and less extensive or reliable information about foreign companies than about U.S. companies.

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the International Equity Fund for the 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the MSCI EAFE Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00 and 12/31/2001*


[BAR CHART]


                                 1999         2000          2001
RETURN                          58.94%      (17.57)%      (25.47)%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (31.63)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 37.30% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (16.54%) for the quarter ended March 31, 2001.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                           Since Commencement of Investment
                                                           One Year      Operations of the Fund (12/30/98)(3)
                                                           --------      ------------------------------------
Return Before Taxes                                        (25.47)%                     (0.79)%
Return After Taxes on Distributions(1)                     (26.27)%                     (1.85)%
Return After Taxes on Distributions & Sale
     of Fund Shares(1)                                     (15.52)%                     (0.73)%
-------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(2)                                         (21.44)%                     (5.02)%
(reflects no deduction for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The MSCI EAFE Index consists of over 1000 stocks from any of 21 different countries with Japan, United Kingdom, France and Germany being the most heavily weighted. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.


(3) Reflects total returns with respect to the Fund for the period beginning on 12/30/98 through 12/31/01 and with respect to the MSCI Index for the period beginning 1/1/99 through 12/31/01.

UM International Small Cap Equity Fund
(THE "INTERNATIONAL SMALL CAP EQUITY FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies


The International Small Cap Equity Fund seeks to achieve its objective by investing primarily in common stocks or other equity securities of small cap issuers (issuers with a market cap of $2.5 billion or less) that are principally traded on any of the stock markets of Europe, Asia, Australia or New Zealand.


Although permitted to invest in equity securities that are principally traded on any of the foregoing stock markets, the International Small Cap Equity Fund will not, under normal market conditions, invest more than 15% of its total assets in issuers whose equity securities are not principally traded on stock markets in countries included in the MSCI EAFE Index. A list of the MSCI EAFE Index countries is included in the description of the International Equity Fund above.

In selecting investment securities for the International Small Cap Equity Fund, the Fund's sub-adviser, Nordea, focuses on identifying structural changes and understanding the implications of these changes and then identifying investment opportunities that result from these changes.


Under normal circumstances, the International Small Cap Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks

Investing in the International Small Cap Equity Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o A general decline in the stock markets of Europe, Asia, Australia or New Zealand,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities,

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies) and

o The risks associated with investment in foreign securities generally, which include fluctuations in the value of the U.S. dollar relative to other countries' currencies, higher volatility than U.S. securities, limited liquidity, risks of unfavorable political and economic developments in foreign countries, and less extensive or reliable information about foreign companies than about U.S. companies.

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the International Small Cap Equity Fund for the 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Salomon Smith Barney World ex. US Extended Market Index Growth Index (the "SSB World ex. US EMI Growth Index"). This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00 and 12/31/01 (1)(2)


[BAR CHART]


                                 1999         2000          2001
RETURN                          68.65%      (17.03)%      (35.85)%


(1) The Fund imposes a contingent redemption fee in the amount of 1.00% on redemptions and exchanges of Fund shares held for one year or less from the time of purchase, which is not reflected in the bar chart. If the contingent redemption fee was reflected, the returns would be less than those shown.


(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (25.98)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 35.14% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (26.51)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                      Since Commencement of Investment
                                                    One Year(2)       Operations of the Fund (12/30/98)
                                                    ------------      ---------------------------------
Return Before Taxes                                   (36.49)%                     (3.53)%
Return After Taxes on Distributions(1)                (36.49)%                     (4.29)%
Return After Taxes on Distributions & Sale of
     Fund Shares(1)                                   (22.22)%                     (2.96)%
-------------------------------------------------------------------------------------------------------
SSB World ex. US EMI Growth Index(3)                  (22.71)%                     (5.33)%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The average annual total return of the Fund for the past year reflects the deduction of a contingent redemption fee in the amount of 1.00% that is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase.


(3) The SSB World ex. US EMI Growth Index comprises all growth companies that are in the lowest 20%, ranked by available or adjusted market value, of the companies included in the SSB World Equity Index, other than U.S.-domiciled companies. The SSB World Equity Index includes all listed shares of companies with available equity capitalization or float of at least the local equivalent of US$100 million in 23 Developed World countries. The index measures growth based on five-year historical EPS growth rate, five-year historical sales per share growth rate, and five-year average internal growth rate. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUNDS' FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.


                                                                                 Behavioral       Behavioral
                                                                                 Growth Fund      Value Fund
                                                                                Institutional    Institutional
                                                                                    Class            Class
                                                                                    -----            -----
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                                    none             none
Maximum Deferred Sales Charge (Load)                                                none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                         none             none
Redemption Fees (1)                                                                 none             none
Exchange Fees                                                                       none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees                                                                     0.95%            1.05%
Distribution (12b-1) Fees                                                           none             none
Other Expenses                                                                      --               --
Total Annual Fund Operating Expenses                                                --               --
Fee Reduction and/or Expense Reimbursement (2)                                      --               --
Net Expenses (2)                                                                    1.30%            1.40%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         Behavioral Growth Fund         Behavioral Value Fund
                         ----------------------         ---------------------
One Year                         $132                           $143
Three Years                      --                             --
Five Years                       --                             --
Ten Years                        --                             --


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.


(2) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2003, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

                                                                                Special Small       REIT          Small Cap
                                                                                  Cap Fund          Fund         Value Fund
                                                                                Institutional   Institutional   Institutional
                                                                                    Class           Class           Class
                                                                                    -----           -----           -----
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                                    none            none            none
Maximum Deferred Sales Charge (Load)                                                none            none            none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                         none            none            none
Redemption Fees(1)                                                                  none            none            none
Exchange Fees                                                                       none            none            none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees                                                                     1.65%(2)        1.05%           1.05%
Distribution (12b-1) Fees                                                           none            none            none
Other Expenses                                                                      --              --              --
Total Annual Fund Operating Expenses                                                --              --              --
Fee Reduction and/or Expense Reimbursement(3)                                       --              --              --
Net Expenses(3)                                                                     2.20%           1.40%           1.40%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      Special Small Cap Fund      REIT Fund      Small Cap Value Fund
                      ----------------------      ---------      --------------------
One Year                      $122                  $143                 $143
Three Years                   --                    --                   --
Five Years                    --                    --                   --
Ten Years                     --                    --                   --


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.

(2) The fee rate varies depending on the investment performance of the Fund. The fee rate is determined by adding to (or subtracting from) the annual rate of 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The annual advisory fee rate will not be more than 1.65% or less than 0.65%. See THE FUNDS' MANAGEMENT below.


(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2003, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above for the REIT Fund and the Small Cap Value Fund and to a range from 1.20% to 2.20% (depending on the exact rate of the advisory fee) of the net assets of the Special Small Cap Fund, in each case subject to later reimbursement by the relevant Fund in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

                                                                                   Mid Cap        Small Cap         Merger &
                                                                                 Value Fund      Growth Fund    Acquisition Fund
                                                                                Institutional   Institutional    Institutional
                                                                                    Class           Class            Class
                                                                                    -----           -----            -----
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                                    none             none            none
Maximum Deferred Sales Charge (Load)                                                none             none            none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                         none             none            none
Redemption Fees(1)                                                                  none             none            none
Exchange Fees                                                                       none             none            none

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees                                                                     0.95%            0.95%           0.95%
Distribution (12b-1) Fees                                                           none             none            none
Other Expenses                                                                      --               --              --
Total Annual Fund Operating Expenses                                               --                --              --
Fee Reduction and/or Expense Reimbursement(2)                                       --               --              --
Net Expenses(2)                                                                     1.30%            1.20%           1.30%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                     Mid Cap Value Fund      Small Cap Growth Fund      Merger & Acquisition Fund
                     ------------------      ---------------------      -------------------------
One Year                    $132                     $122                         $132
Three Years                 --                       --                           --
Five Years                  --                       --                           --
Ten Years                   --                       --                           --


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.


(2) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2003, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

                                                                                International   International
                                                                                   Equity         Small Cap
                                                                                    Fund         Equity Fund
                                                                                Institutional   Institutional
                                                                                   Class            Class
                                                                                   -----            -----
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                                   none             none
Maximum Deferred Sales Charge (Load)                                               none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                        none             none
Redemption Fees (as a percentage of amount redeemed, if applicable)(1)             none             1.00%(2)
Exchange Fees (as a percentage of amount exchanged, if applicable)                 none             1.00%(2)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees                                                                    0.95%            1.15%
Distribution (12b-1) Fees                                                          none             none
Other Expenses                                                                     --               --
Total Annual Fund Operating Expenses                                               --               --
Fee Reduction and/or Expense Reimbursement(3)                                      --               --
Net Expenses(3)                                                                    1.45%            1.60%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. For the International Small Cap Equity Fund, which imposes a redemption fee, costs are also shown for when you do not redeem your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                   International Equity Fund     International Small Cap Equity Fund
                   -------------------------     -----------------------------------
                                                   Redemption        No Redemption
                                                   ----------        -------------
One Year                     $148                     $266               $163
Three Years                  --                       --                 --
Five Years                   --                       --                 --
Ten Years                    --                       --                 --


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.

(2) A contingent redemption fee in the amount of 1.00% is imposed on redemptions and exchanges of Fund shares held for one year or less from the time of purchase. The contingent redemption fee does not apply to reinvested dividends. See SELLING SHARES -- CONTINGENT REDEMPTION FEE below.


(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2003, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

OTHER POLICIES AND ADDITIONAL DISCLOSURE ON RISKS

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

No Fund is a complete investment program, and all the Funds have specialized investment objectives. The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental".

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Funds invest mostly in "common stocks". "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES

All of the Funds may invest in companies with relatively small market capitalization, and the Special Small Cap Fund, the Small Cap Value Fund, the Small Cap Growth Fund and the International Small Cap Equity Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.

The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

REAL ESTATE INVESTMENT TRUSTS

The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the federal income taxation on a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.

FOREIGN SECURITIES

The International Equity and International Small Cap Equity Funds (the "International Funds") will invest primarily in foreign securities and in the event that a company in which the Merger & Acquisition Fund invests is involved in a merger or other transaction in which such company or its shareholders receive stock of another company as a result of the transaction, then it is possible that the stock received may be stock of a foreign company, and therefore the Merger & Acquisition Fund may end up holding foreign securities. Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the International Funds and the Merger & Acquisition Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the International Funds may purchase, and the Merger & Acquisition Fund may receive, securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Funds' assets and the Funds' income available for distribution.

In addition, although the International Funds' and the Merger & Acquisition Fund's income may be received or realized in foreign currencies, the Funds will be required to compute and distribute their income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The International Funds' and the Merger & Acquisition Fund's investments in foreign securities may include investments in emerging or developing countries, whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the risks associated with foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The International Funds may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

In determining whether to invest in securities of foreign issuers, Nordea will consider the likely effects of foreign taxes on the net yield available to the International Funds and to their shareholders. Compliance with foreign tax law may reduce each such Fund's net income available for distribution to its shareholders.

FOREIGN CURRENCY

Most foreign securities in the International Funds' portfolios will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Fund holding such securities in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Fund's assets and liabilities and on the net investment income available for distribution may be favorable or unfavorable.

The International Funds may incur costs in connection with conversions between various currencies. In addition, each International Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Each of the International Funds may, at the discretion of Nordea, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. Currency hedging transactions may include forward contracts (contracts with another party to buy or sell a currency at a specified price on a specified date), futures contracts (which are similar to forward contracts but are traded on an exchange) and options to buy or sell currencies and currency futures contracts. For more information on foreign currency hedging transactions, see the SAI. Nordea expects to engage in currency hedging transactions only under unusual circumstances. Therefore, investors in the International Funds will ordinarily be exposed to the risks associated with fluctuations in the value of the U.S. dollar relative to the currencies in which those Funds' portfolio securities trade.

See the "Dividends, Distributions and Taxes" section below and in the SAI for a discussion of the tax considerations relating to foreign securities and foreign currency transactions.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER


The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Suite 1625, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers has ultimate responsibility to oversee the sub-advisers, and it monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, Undiscovered Managers has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.



Each Fund paid to Undiscovered Managers for services rendered during such Fund's fiscal year ended August 31, 2002, a management fee at the following annual percentage rates of such Fund's average daily net assets, subject to the fee deferral arrangements described below:



                      FUND                                           FEE RATE
                      ----                                           --------
             Behavioral Growth Fund                                    0.95%
             Behavioral Value Fund                                     1.05%
             Special Small Cap Fund                                    1.65%*
             REIT Fund                                                 1.05%
             Small Cap Value Fund                                      1.05%
             Mid Cap Value Fund                                        0.95%
             Merger & Acquisition Fund                                 0.95%
             Small Cap Growth Fund                                     0.95%
             International Equity Fund                                 0.95%
             International Small Cap Equity Fund                       1.15%


* The advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. The applicable fee rate is determined by adding to (or subtracting from) the annual rate of 1.15% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The advisory fee rate will not exceed the annual rate of 1.65% nor be less than the annual rate of 0.65%. The Fund uses the Russell 2000 Index as the standard of performance comparison because that index is well known to investors and is commonly regarded as representative of the performance of U.S. smaller capitalization stocks. The sponsor of the Russell 2000 Index does not sponsor and is not in any other way affiliated with the Fund.

As described above, the advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. The following table provides information concerning a range of potential advisory fee rates for the Fund.


                   SPECIAL SMALL CAP FUND
                  TOTAL RETURN DIFFERENTIAL                     FEE
              WITH RESPECT TO RUSSELL 2000 INDEX             PERCENTAGE
              ----------------------------------             ----------
                            -2.5%                              0.65%*
                            -1.5%                              0.85%
                               0%                              1.15%
                             1.5%                              1.45%
                             2.5%                              1.65%**


* Minimum advisory fee rate even if the total return of the Russell 2000 Index exceeds the total return of the Fund by more than 2.5%.

** Maximum advisory fee rate even if the total return of the Fund exceeds the total return of the Russell 2000 Index by more than 2.5%.

SUB-ADVISERS AND PORTFOLIO MANAGERS

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND and the BEHAVIORAL VALUE FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller, Frederick W. Stanske, Mark Moon and Brendan S. MacMillan have day-to-day responsibility for managing the portfolio of each of the Behavioral Growth Fund and the Behavioral Value Fund. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. Moon joined Fuller & Thaler in January, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. Moon was employed as Chief Investment Officer at Heidt Capital Group, LLC from 1995 to 1998 and as Assistant Treasurer at Amgen Inc. from 1989 to 1995. Mr. MacMillan joined Fuller & Thaler in April, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.

KESTREL is the sub-adviser to the SPECIAL SMALL CAP FUND. As sub-adviser, Kestrel provides day-to-day management of the Fund's portfolio. Kestrel, 411 Borel Avenue, Suite 403, San Mateo, California 94402, was founded in 1993, and serves as an investment adviser for pension and profit sharing plans, trusts, charitable organizations, and other institutional and private investors.

David J. Steirman and Abbott J. Keller have day-to-day responsibility for managing the Special Small Cap Fund's portfolio. Messrs. Steirman and Keller have served as President and Chief Investment Officer, respectively, of Kestrel since founding the firm in 1993. Messrs. Steirman and Keller have worked together in the investment management business for more than 20 years, having served from 1981 to 1993 as vice president and investment strategist, respectively, at Concord Capital Management, and having both been employed before that at American National Bank of Chicago.


BAY ISLE is the sub-adviser to the REIT FUND. As sub-adviser, Bay Isle provides day-to-day management of the Fund's portfolio. Bay Isle, located at 475 14th Street, Suite 550, Oakland, CA 94612, is the successor firm to Bay Isle Financial Corporation, an investment advisory firm founded in 1986. Bay Isle serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and private investors.



William F. K. Schaff and Ralph L. Block have day-to-day responsibility for managing the REIT Fund's portfolio. Mr. Schaff serves as Portfolio Manager, President and Chief Investment Officer of Bay Isle. Mr. Block has nearly 30 years' experience investing in REITs and is the author of a book on REIT investing, The Essential REIT, which was published in 1997. Mr. Block is Bay Isle's chief REIT analyst and has served as a REIT analyst for Bay Isle since 1993. Mr. Block was also a Partner of the law firm of Graven Perry Block Brody & Qualls from 1969 to 1995.



KAPLAN ASSOCIATES is the sub-adviser to the SMALL CAP VALUE FUND, the MID CAP VALUE FUND and the MERGER & ACQUISITION FUND. As sub-adviser, Kaplan Associates provides day-to-day management of such Funds' portfolios. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts 02116, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.



James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the portfolio of each of the Small Cap Value Fund and the Mid Cap Value Fund, and James L. Kaplan, Paul Weisman and Regina Wiedenski have day to day responsibility for managing the portfolio of the Merger & Acquisition Fund. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc. Ms. Wiedenski joined Kaplan Associates in January

1998 as a Portfolio Manager. Prior to joining Kaplan Associates, she was an Investment Analyst for Advest, Inc. from 1993 to 1997.


MAZAMA is the sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Mazama provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1500, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.


Ronald A. Sauer and Stephen C. Brink, CFA, have day-to-day responsibility for managing the portfolio of the Small Cap Growth Fund. Helen M. Degener contributes ongoing strategic advice and research with respect to the portfolio. Mr. Sauer is a founder and the President and Senior Portfolio Manager at Mazama, and has over 20 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Brink is a Vice President and the Director of Research at Mazama, and has over 23 years of investment experience. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is the Chief Investment Officer of Mazama and has over 30 years of investment experience. Prior to joining Mazama, she was a Senior Vice President and portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.


NORDEA is the sub-adviser to the INTERNATIONAL EQUITY FUND and the INTERNATIONAL SMALL CAP EQUITY FUND. As sub-adviser, Nordea provides day-to-day management of the Fund's portfolio. Nordea, 437 Madison Avenue, 22nd Floor, New York, NY 10022, was founded in 2001. Nordea is the successor firm to Nordea Securities, Inc., formerly known as Unibank Securities, Inc., which was founded in 1994. Nordea serves as an investment adviser to pension and profit sharing plans, trusts and other institutional and private investors.


Investment decisions for the International Equity Fund's and the International Small Cap Equity Fund's portfolios are made by an investment team.


Undiscovered Managers paid to the relevant sub-adviser for each Fund for services rendered during such Fund's fiscal year ended August 31, 2002, a sub-advisory fee at the following annual percentage rates of such Fund's average daily net assets:



               FUND                              SUB-ADVISER              FEE RATE
               ----                              -----------              --------
      Behavioral Growth Fund                     Fuller & Thaler          0.60%
      Behavioral Value Fund                      Fuller & Thaler          0.70%
      Special Small Cap Fund                     Kestrel                  1.30%*
      REIT Fund                                  Bay Isle                 0.70%
      Small Cap Value Fund                       Kaplan Associates        0.70%
      Mid Cap Value Fund                         Kaplan Associates        0.60%
      Merger & Acquisition Fund                  Kaplan Associates        0.60%
      Small Cap Growth Fund                      Mazama                   0.60%
      International Equity Fund                  Nordea                   0.60%
      International Small Cap Equity Fund        Nordea                   0.80%


* The sub-advisory fee rate for the Special Small Cap Fund varies depending on the investment performance of the Fund. The applicable fee rate is determined by adding to (or subtracting from) the annual rate of 0.80% one-fifth of the number of basis points by which the total return of the Fund during the one-year period ending at the end of a quarter exceeds (or falls short of) the total return of the Russell 2000 Index during the one-year period ending at the end of such quarter. The sub-advisory fee rate will not exceed the annual rate of 1.30% nor be less than the annual rate of 0.30%.

FUND EXPENSES


Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.20% for the Small Cap Growth Fund; 1.30% for the Behavioral Growth Fund, the Mid Cap Value Fund and the Merger & Acquisition Fund; 1.40% for the Behavioral Value Fund, the REIT Fund and the Small Cap Value Fund; 1.45% for the International Equity Fund; 1.60% for the International Small Cap Equity Fund; and, for the Special Small Cap Fund, the sum of 0.55% plus the advisory fee rate for the Fund for the year in question. These agreements have terms running through December 31, 2003, and are renewable from year to year thereafter.


OTHER ARRANGEMENTS

Undiscovered Managers Funds has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or of any other investment portfolio of Undiscovered Managers Funds without obtaining shareholder approval. The exemptive request also seeks to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

Your Investment

INSTITUTIONAL CLASS SHARES

The Funds' Institutional Class shares are offered without a front-end or contingent deferred sales charge and are not subject to any 12b-1 fees. Institutional Class shares of the International Small Cap Equity Fund are, however, subject to a contingent redemption fee. See SELLING SHARES -- CONTINGENT REDEMPTION FEE below. Certain of the Funds also offer Investor Class shares. For a description of such shares, see ADDITIONAL INFORMATION below.

HOW SHARES ARE PRICED

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay (the "offering price") to buy Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus, minus any applicable redemption fee. See CONTINGENT REDEMPTION FEE below.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value. With regard to the International Funds and the Merger & Acquisition Fund, because foreign markets may be open at different times than the NYSE, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value.

BUYING SHARES

An investor may make an initial purchase of Institutional Class shares of any Fund by submitting a completed application form and payment to:

      Undiscovered Managers Funds
      4400 Computer Drive
      P.O. Box 5181
      Westborough, MA 01581-5181

The minimum initial investment in any Fund is $10,000 in that Fund. The minimum investment may be waived by Undiscovered Managers in its sole discretion. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Subsequent investments must be at least $1,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

      Boston Safe Deposit & Trust Company
      ABA #011001234
      Account #145483
      FBO: Shareholder Name and Account Number
      FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Institutional Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

GENERAL SHAREHOLDER SERVICES

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A medallion signature guarantee may be required to establish these privileges after an account is opened.

FREE EXCHANGE PRIVILEGE

You may exchange Institutional Class shares of any Fund, subject to any applicable redemption fees, for Institutional Class shares of any other Fund. You may not exchange Institutional Class shares for Investor Class shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes and therefore may give rise to a gain or loss. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. See the SAI for a discussion of the tax considerations relating to the sale or exchange of shares.

RETIREMENT PLANS

The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN

If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

AUTOMATIC INVESTMENT PLAN

Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

SELLING SHARES

You can redeem shares of any Fund by sending a written request to:

      PFPC Inc.
      4400 Computer Drive
      P.O. Box 5181
      Westborough, MA 01581-5181
      Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling PFPC Inc., the Funds' transfer agent, at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(s) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Before submitting the redemption request, you should verify with the guarantor institution that it is a medallion guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a medallion signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, PFPC Inc. will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide PFPC Inc. with your account registration and address as it appears on the records of Undiscovered Managers Funds. PFPC Inc. will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, the PFPC Inc., the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult PFPC Inc. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Board of Trustees of Undiscovered Managers Funds from time to time (currently $10,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

CONTINGENT REDEMPTION FEE

The International Small Cap Equity Fund is intended for long-term investors. In the International Small Cap Equity Fund, short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the International Small Cap Equity Fund assesses a redemption fee in the amount of 1.00% on redemptions and exchanges of Fund shares held for one year or less from the time of purchase.

The contingent redemption fee will be paid to the International Small Cap Equity Fund to help offset brokerage and other Fund costs associated with redemptions. The Fund will use the "First-in, First-out" (FIFO) method to determine the holding period of an investor's shares. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of Fund shares held in the account. If this holding period is one year or less, the contingent redemption fee will be assessed. Redemption fees are not sales loads or contingent deferred sales loads.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Board of Trustees of Undiscovered Managers Funds. The Board of Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short-term capital gain distributions are taxable as ordinary income. Long-term capital gain distributions from all Funds are taxable as long-term capital gains regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Funds' transfer agent will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year.

Each of the International Fund's and the Merger & Acquisitions Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, such a Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, each International Fund's and the Merger & Acquisition Fund's investment in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

Any gain resulting from the redemption, sale or exchange of shares of a Fund will generally be subject to tax.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

ADDITIONAL INFORMATION

Certain of the Funds also offer Investor Class shares. Investor Class shares are offered in a separate prospectus. Investor Class shares are identical to Institutional Class shares, except that Investor Class shares bear certain 12b-1 fees and have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than such Fund's Investor Class shares. Neither class of shares of any Fund has conversion rights into or may be exchanged for the other class of shares of such Fund or of any other Fund.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of each Fund's Institutional Class shares since the commencement of the Funds' investment operations. Certain information reflects financial results for a single Institutional Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Institutional Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 23, 2001, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' 2001 Annual Report to Shareholders, which is available upon request.



                                                                                  Behavioral
                                                                                  Growth Fund
                                                    ---------------------------------------------------------------------------
                                                                                 Institutional
                                                                                   Class (1)
                                                    ---------------------------------------------------------------------------
                                                    Year ended     Year ended      Year ended      Year ended      Period ended
                                                    August 31,     August 31,      August 31,      August 31,       August 31,
                                                       2002           2001            2000            1999             1998
NET ASSET VALUE, BEGINNING OF PERIOD                                 $30.40          $21.38          $11.86           $12.50
Income from Investment Operations:
   Net investment income (loss)                                       (0.22)          (0.28)          (0.13)           (0.02)
   Net realized and unrealized gain (loss)
   on investments                                                    (14.57)           9.30            9.65           (0.62)
                                                     --------      --------        --------        --------         --------
   Total Income (Loss) from Investment
   Operations                                                        (14.79)           9.02            9.52            (0.64)
                                                     --------      --------        --------        --------         --------
Less Distributions:
   Dividends from net investment income                                0.00            0.00            0.00             0.00
   Distributions from capital gains                                   (1.14)           0.00            0.00             0.00
                                                     --------      --------        --------        --------         --------
   Total Distributions                                                (1.14)           0.00            0.00             0.00
                                                     --------      --------        --------        --------
Net increase (decrease) in net asset value                           (15.93)           9.02            9.52            (0.64)
                                                     --------      --------        --------        --------         --------
NET ASSET VALUE, END OF PERIOD                                       $14.47          $30.40          $21.38           $11.86
                                                     ========      ========        ========        ========         ========
TOTAL RETURN**                                                       (49.63)%         42.19%          80.27%           (5.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                $106,195        $263,268         $94,075           $5,254
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                      (1.16)%         (0.97)%         (0.72)%          (0.35)%*
   Operating expenses including                                        1.30%           1.30%           1.30%            1.30%*
   reimbursement
Portfolio turnover rate**                                                97%             90%             72%              67%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                          (1.29)%         (1.11)%         (1.26)%         (5.08)%*
Operating expenses                                                     1.43%           1.44%           1.84%           6.03%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                               Behavioral
                                                                               Value Fund
                                                        -----------------------------------------------------------
                                                                             Institutional
                                                                               Class (1)
                                                        -----------------------------------------------------------
                                                        Year ended     Year ended      Year ended      Period ended
                                                        August 31,     August 31,      August 31,       August 31,
                                                           2002           2001            2000             1999
NET ASSET VALUE, BEGINNING OF PERIOD                                     $19.68          $15.11           $12.50
Income from Investment Operations:
   Net investment income (loss)                                           (0.13)          (0.06)           (0.03)
   Net realized and unrealized gain (loss)
   on investments                                                          1.51            5.33             2.64
                                                         -------        -------         -------          -------
   Total Income (Loss) from Investment
   Operations                                                              1.38            5.27             2.61
                                                         -------        -------         -------          -------
Less Distributions:
   Dividends from net investment income                                    0.00           (0.06)            0.00
   Distributions from capital gains                                       (0.00)(A)       (0.64)            0.00
                                                         -------        -------         -------          -------
   Total Distributions                                                    (0.00)          (0.70)            0.00
                                                         -------        -------         -------
Net increase (decrease) in net asset value                                 1.38            4.57             2.61
                                                         -------        -------         -------          -------
NET ASSET VALUE, END OF PERIOD                                           $21.06          $19.68           $15.11
                                                         =======        =======         =======          =======
TOTAL RETURN**                                                             7.03%          35.99%           20.88%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                     $34,828         $21,015           $3,651
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                          (0.66)%         (0.35)%          (0.35)%*
   Operating expenses including                                            1.40%           1.40%           1.40%*
   reimbursement
Portfolio turnover rate**                                                    36%             54%              58%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                              (0.95)%         (1.26)%          (6.84)%*
Operating expenses                                                         1.69%           2.31%            7.89%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1)   The Fund commenced investment operations on December 28, 1998.

(A)   Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                 Special Small
                                                                                   Cap Fund
                                                     --------------------------------------------------------------------------
                                                                                 Institutional
                                                                                   Class (1)
                                                     --------------------------------------------------------------------------
                                                     Year ended    Year ended      Year ended      Year ended      Period ended
                                                     August 31,    August 31,      August 31,      August 31,       August 31,
                                                        2002          2001            2000            1999             1998
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.09          $12.83          $10.40           $12.50
Income from Investment Operations:
   Net investment income (loss)                                       (0.08)           0.06           (0.06)           (0.03)
   Net realized and unrealized gain
   (loss) on investments                                               2.09            1.20            2.49            (2.07)
                                                      -------       -------         -------         -------          -------
   Investment Operations                                               2.01            1.26            2.43            (2.10)
                                                      -------       -------         -------         -------          -------
Less Distributions:
   Dividends from net investment income                               (0.06)           0.00            0.00             0.00
   Distributions from capital gains                                   (0.82)           0.00            0.00             0.00
                                                      -------       -------         -------         -------          -------
   Total Distributions                                                (0.88)           0.00            0.00             0.00
                                                                    -------         -------         -------          -------
Net increase (decrease) in net asset value                             1.13            1.26            2.43            (2.10)
                                                      -------       -------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD                                       $15.22          $14.09          $12.83           $10.40
                                                      =======       =======         =======         =======          =======
TOTAL RETURN**                                                       15.43%            9.82%          23.37%          (16.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                 $21,300         $19,268         $16,078          $11,286
Ratios to average net assets (+):
   Net investment income (loss)
   including reimbursement                                            (0.70)%          0.44%          (0.52)%          (0.51)%*
   Operating expenses including reimbursement                          2.11%           1.20%           1.66%            1.70%*
Portfolio turnover rate**                                                21%            60%              42%               9%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                          (1.05)%          0.24%          (0.70)%          (3.13)%*
Operating expenses                                                     2.46            1.40%           1.84%            4.32%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 30, 1997.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                     REIT
                                                                                     Fund
                                                      -------------------------------------------------------------------------
                                                                                 Institutional
                                                                                   Class (1)
                                                      -------------------------------------------------------------------------
                                                                   Year ended      Year ended      Year ended      Period ended
                                                                   August 31,      August 31,      August 31,       August 31,
                                                                      2001            2000            1999             1998
NET ASSET VALUE, BEGINNING OF PERIOD                                 $12.47          $11.19          $10.64           $12.50
Income from Investment Operations:
   Net investment income (loss)                                        0.52            0.51            0.53             0.20
   Net realized and unrealized gain (loss)
   on investments and securities sold short                            1.91            1.26            0.30            (2.06)
                                                      -------       -------         -------         -------          -------
   Total Income (Loss) from Investment
   Operations                                                          2.43            1.77            0.83            (1.86)
                                                      -------       -------         -------         -------          -------
Less Distributions:
   Dividends from net investment income                               (0.40)          (0.49)          (0.28)            0.00
   Distributions from capital gains                                    0.00            0.00            0.00             0.00
                                                      -------       -------         -------         -------          -------
   Total Distributions                                                (0.40)          (0.49)          (0.28)            0.00
                                                      -------       -------         -------         -------
Net increase (decrease) in net asset value                             2.03            1.28            0.55            (1.86)
                                                      -------       -------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD                                       $14.50          $12.47          $11.19           $10.64
                                                      =======       =======         =======         =======          =======
TOTAL RETURN**                                                        19.83%          17.18%           7.84%          (14.88)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                 $79,460         $44,558         $22,355           $9,122
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                       3.90%           4.51%           4.86%            4.85%*
   Operating expenses including                                        1.40%           1.40%           1.40%            1.40%*
   reimbursement
Portfolio turnover rate**                                                29%             64%             67%              52%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                           3.67%           4.01%            4.28%           1.63%*
Operating expenses                                                     1.63%           1.90%            1.98%           4.62%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on January 1, 1998.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                 Small Cap
                                                                                 Value Fund
                                                   ---------------------------------------------------------------------------
                                                                                Institutional
                                                                                  Class (1)
                                                   ---------------------------------------------------------------------------
                                                   Year ended      Year ended     Year ended      Year ended      Period ended
                                                   August 31,      August 31,     August 31,      August 31,       August 31,
                                                      2002            2001           2000            1999             1998
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.97         $13.54          $10.90           $12.50
Income from Investment Operations:
   Net investment income (loss)                                        0.00(A)        0.00(A)        (0.01)            0.00(A)
   Net realized and unrealized gain
   (loss) on investments                                               3.48           1.61            2.72            (1.60)
                                                     -------        -------        -------         -------          -------
   Total Income (Loss) from
   Investment Operations                                               3.48           1.61            2.71            (1.60)
                                                     -------        -------        -------         -------          -------
Less Distributions:
   Dividends from net investment income                                0.00           0.00           (0.02)            0.00
   Distributions from capital gains                                   (0.78)         (0.18)          (0.05)            0.00
                                                     -------        -------        -------         -------          -------
   Total Distributions                                                (0.78)         (0.18)          (0.07)            0.00
                                                                    -------        -------         -------          -------
Net increase (decrease) in net asset value                             2.70           1.43            2.64            (1.60)
                                                     -------        -------        -------         -------          -------
NET ASSET VALUE, END OF PERIOD                                       $17.67         $14.97          $13.54           $10.90
                                                     =======        =======        =======         =======          =======
TOTAL RETURN**                                                        24.37%         12.08%          24.89%          (12.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                 $73,217        $29,171         $20,038          $13,849
Ratios to average net assets (+):
   Net investment income (loss)
   including reimbursement                                            (0.03)%         0.00%          (0.11)%           0.15%*
   Operating expenses including reimbursement                          1.40%          1.40%           1.40%            1.40%*
Portfolio turnover rate**                                                52%            58%             56%              10%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                          (0.32)%        (0.50)%         (0.85)%          (3.32)%*
Operating expenses                                                     1.69%          1.90%           2.14%            4.87%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 30, 1997.

(A)   Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                    Mid Cap
                                                                                  Value Fund
                                                     ------------------------------------------------------------------------
                                                                                 Institutional
                                                                                   Class (1)
                                                     ------------------------------------------------------------------------
                                                     Year ended     Year ended     Year ended     Year ended     Period ended
                                                     August 31,     August 31,     August 31,     August 31,      August 31,
                                                        2002           2001           2000           1999            1998
NET ASSET VALUE, BEGINNING OF PERIOD                                  $12.50         $12.48          $9.76          $12.50
Income from Investment Operations:
   Net investment income (loss)                                         0.09           0.11           0.06            0.03
   Net realized and unrealized gain (loss)
   on investments                                                       1.22           0.58           2.86           (2.77)
                                                       ------         ------         ------         ------          ------
   Total Income (Loss) from Investment Operations                       1.31           0.69           2.92           (2.74)
                                                       ------         ------         ------         ------          ------
Less Distributions:
   Dividends from net investment income                                (0.07)         (0.08)         (0.08)           0.00
   Distributions from capital gains                                    (0.45)         (0.59)         (0.12)           0.00
                                                       ------         ------         ------         ------          ------
   Total Distributions                                                 (0.52)         (0.67)         (0.20)           0.00
                                                                      ------         ------         ------          ------
Net increase (decrease) in net asset value                              0.79           0.02           2.72           (2.74)
                                                       ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD                                        $13.29         $12.50         $12.48           $9.76
                                                       ======         ======         ======         ======          ======
TOTAL RETURN**                                                         10.99%          5.99%         30.11%         (21.92)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                   $6,003         $5,381         $1,628            $925
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                        0.69%          1.10%          0.45%           0.58%*
   Operating expenses including reimbursement                           1.30%          1.30%          1.30%           1.30%*
Portfolio turnover rate**                                                 42%           112%            74%             74%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                           (1.00)%        (1.45)%        (4.18)%        (15.16)%*
Operating expenses                                                      2.99%          3.85%          5.93%          17.04%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 31, 1997.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                   Small Cap                           Merger &
                                                                  Growth Fund                       Acquisition Fund
                                                        ---------------------------------   ---------------------------------
                                                             Institutional Class (1)             Institutional Class (1)
                                                        ---------------------------------   ---------------------------------
                                                          Year ended       Period ended       Year ended       Period ended
                                                        August 31, 2002   August 31, 2001   August 31, 2002   August 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD                                               $12.50                              $12.50
Income from Investment Operations:
   Net investment income (loss)                                                     (0.08)                               0.07
   Net realized and unrealized gain
   (loss) on investments                                                            (3.81)                               0.86
                                                          -------------     -------------     -------------     -------------
   Total Income (Loss) from
   Investment Operations                                                            (3.89)                               0.93
                                                          -------------     -------------     -------------     -------------
Less Distributions:
   Dividends from net investment income                                              0.00                               (0.03)
   Distributions from capital gains                                                  0.00                                0.00
                                                          -------------     -------------     -------------     -------------
   Total Distributions                                                               0.00                               (0.03)
                                                          -------------     -------------     -------------     -------------
Net increase (decrease) in net asset value                                          (3.89)                               0.90
                                                          -------------     -------------     -------------     -------------
NET ASSET VALUE, END OF PERIOD                                                      $8.61                              $13.40
                                                          =============     =============     =============     =============
TOTAL RETURN**                                                                     (31.12)%                              7.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                               $40,391                                $215
Ratios to average net assets (+):
   Net investment income (loss)
   including reimbursement                                                          (0.88)%*                             0.62%*
   Operating expenses including reimbursement                                        1.20%*                              1.30%*
Portfolio turnover rate**                                                             127%                                250%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.

   Had such actions not been taken, the ratios
   would have been as follows:
Net investment income (loss)                                                        (1.51)%*                           (19.41)%*
Operating expenses                                                                   1.83%*                             21.33%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on October 2, 2000.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                   International
                                                                                    Equity Fund
                                                       ------------------------------------------------------------------------
                                                                                   Institutional
                                                                                     Class (1)
                                                       ------------------------------------------------------------------------
                                                         Year ended         Year ended         Year ended         Period ended
                                                       August 31, 2002    August 31, 2001    August 31, 2000    August 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD                                               $17.87             $14.13             $12.50
Income from Investment Operations:
   Net investment income (loss)                                                      0.01               0.00(A)            0.09
   Net realized and unrealized gain (loss)
   on investments                                                                   (5.30)              3.99               1.54
   Total Income (Loss) from Investment
                                                         -------------      -------------      -------------      -------------
   Operations                                                                       (5.29)              3.99               1.63
                                                         -------------      -------------      -------------      -------------
Less Distributions:
   Dividends from net investment income                                              0.00              (0.25)              0.00
   Distributions from capital gains                                                 (1.26)              0.00               0.00
                                                         -------------      -------------      -------------      -------------
   Total Distributions                                                              (1.26)             (0.25)              0.00
                                                         -------------      -------------      -------------      -------------
Net increase (decrease) in net asset value                                          (6.55)              3.74               1.63
                                                         -------------      -------------      -------------      -------------
NET ASSET VALUE, END OF PERIOD                                                     $11.32             $17.87             $14.13
                                                         =============      =============      =============      =============

TOTAL RETURN**                                                                     (31.20)%            28.26%             13.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                                $6,036            $16,427             $5,566
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                                     0.10%             (0.02)%             1.08%*
   Operating expenses including reimbursement                                        1.45%              1.45%              1.45%*
Portfolio turnover rate**                                                              50%                24%                10%
+ The operating expenses may reflect a reduction
  of the advisory fee, an allocation of expenses
  to the Investment Adviser, or both. Had such
  actions not been taken, the ratios would have
  been as follows:
Net investment income (loss)                                                        (0.90)%            (0.92)%            (1.07)%*
Operating expenses                                                                   2.45%              2.35%              3.60%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(A)   Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                 International Small
                                                                                   Cap Equity Fund
                                                       -------------------------------------------------------------------------
                                                                                     Institutional
                                                                                       Class (1)
                                                       -------------------------------------------------------------------------
                                                         Year ended         Year ended          Year ended         Year ended
                                                       August 31, 2002    August 31, 2001     August 31, 2000    August 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD                                               $23.46              $15.13             $12.50
Income from Investment Operations:
   Net investment income (loss)                                                      0.00(A)            (0.15)             (0.02)
   Net realized and unrealized gain (loss)
   on investments                                                                  (10.29)               8.68               2.65
                                                         -------------      -------------       -------------      -------------
   Total Income (Loss) from Investment
   Operations                                                                      (10.29)               8.53               2.63
                                                         -------------      -------------       -------------      -------------
Less Distributions:
   Dividends from net investment income                                              0.00                0.00               0.00
   Distributions from capital gains                                                 (0.99)              (0.20)              0.00
                                                         -------------      -------------       -------------      -------------
   Total Distributions                                                              (0.99)              (0.20)              0.00
                                                         -------------      -------------       -------------      -------------
Net increase (decrease) in net asset value                                         (11.28)               8.33               2.63
                                                         -------------      -------------       -------------      -------------
NET ASSET VALUE, END OF PERIOD                                                     $12.18              $23.46             $15.13
                                                         =============      =============       =============      =============

TOTAL RETURN**                                                                     (44.94)%             56.70%             21.04%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                                                12,179             $20,977             $6,768
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                                    (0.01)%             (0.65)%            (0.22)%*
   Operating expenses including                                                      1.60%               1.60%              1.60%*
   reimbursement
Portfolio turnover rate**                                                              26%                 20%                52%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both. Had such
   actions not been taken, the ratios would have
   been as follows:
Net investment income (loss)                                                        (0.40)%             (1.23)%            (2.35)%*
Operating expenses                                                                   1.99%               2.18%              3.73%*


----------
*     Annualized

**    For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on December 30, 1998.

(A)   Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.

                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more information about the Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Funds' investments is available in Undiscovered Managers Funds' annual and semi-annual reports to shareholders. In Undiscovered Managers Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditors' report and financial statements included in Undiscovered Managers Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and Undiscovered Managers Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, Undiscovered Managers Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds, you may call toll free 1-888-242-3514 or write to:

            Undiscovered Managers Funds
            Plaza of the Americas
            700 North Pearl Street, Suite 1625
            Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds on our Internet site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.



                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS


December --, 2002




Investor Class shares of:

         Undiscovered Managers Behavioral Growth Fund
         Undiscovered Managers Behavioral Value Fund
         Undiscovered Managers Small Cap Value Fund
         UM Small Cap Growth Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


The Funds...........................................................           2

WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund........................           2
Undiscovered Managers Behavioral Value Fund.........................           4
Undiscovered Managers Small Cap Value Fund..........................           6
UM Small Cap Growth Fund............................................           8

The Funds' Fees and Expenses........................................          10
Other Policies and Additional Disclosure on Risks...................          12
The Funds' Management...............................................          13

Your Investment.....................................................          16

OPENING AND MAINTAINING YOUR UNDISCOVERED
MANAGERS ACCOUNT

Investor Class Shares...............................................          16
How Shares are Priced...............................................          16
Buying Shares.......................................................          17
General Shareholder Services........................................          18
Selling Shares......................................................          19

Dividends, Distributions and Taxes..................................          20

Rule 12b-1 Fees.....................................................          21

Additional Information..............................................          21

Financial Highlights................................................          22

Where to get More Information about the Funds.......................  Back Cover

The Funds


Undiscovered Managers Funds has ten investment portfolios. Four of the portfolios (each a "Fund," and collectively, the "Funds") offer Investor Class shares. Such Investor Class shares are offered through this Prospectus.


UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
(the "Behavioral Growth Fund")

Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Investor Class shares of the Behavioral Growth Fund for the 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Investor Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class shares from year to year and by showing how the average annual returns of the Fund's Investor Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Investor
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00 and 12/31/01 *


[BAR CHART]


                  1999           2000                2001
RETURN            65.13%         (27.05)%            (22.69)%




* The unannualized total return of the Fund's Investor Class shares for the first three quarters of 2002 was (21.78)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Investor Class shares was 35.91% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Investor Class shares was (29.44)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Investor Class Shares (for periods ending 12/31/01)



                                                                           Since Commencement of Investment
                                                                        Operations of the Investor Class Shares
                                                       One Year                 of the Fund (7/31/98)
                                                       --------                 ---------------------
Return Before Taxes                                    (22.69)%                          2.32%
Return After Taxes on Distributions(1)                 (22.69)%                          1.99%
Return After Taxes on Distributions &                  (13.82)%                          1.94%
     Sale of Fund Shares(1)
---------------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index(2)                           (10.83)%                          5.42%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
(THE "BEHAVIORAL VALUE FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


Since the Behavioral Value Fund had not commenced offering Investor Class shares as of December 31, 2001, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total returns of the Fund's Institutional Class shares for the 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00 and 12/31/01 (1)(2)


[BAR CHART]


                  1999           2000         2001
RETURN            33.11%         11.75%       12.87%


(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the total returns of the Fund's Institutional Class shares are shown because the Fund's Institutional Class shares and Investor Class shares represent interests in the same portfolio of securities. The annual returns of the two classes differ only to the extent that Investor Class shares are subject to higher expenses than Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.


(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (23.60)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 32.11% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (16.01)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ending 12/31/01)



                                                                             Since Commencement of Investment
                                                           One Year          Operations of the Fund (12/28/98)
                                                           --------          ---------------------------------
Return Before Taxes                                          12.87%                          20.86%
Return After Taxes on Distributions(1)                       12.57%                          20.07%
Return After Taxes on Distributions &                         8.11%                          16.85%
     Sale of Fund Shares(1)
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                                  14.02%                          12.52%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
(THE "SMALL CAP VALUE FUND")

Investment Objective

Long-term growth of capital

Principal Investment Strategies


The Small Cap Value Fund seeks to achieve its objective by investing primarily in common stocks of companies with smaller capitalizations that the Fund's sub-adviser, J.L. Kaplan Associates, LLC ("Kaplan Associates"), considers to be undervalued at the time of purchase and to have the potential for long-term capital appreciation.


In selecting stocks for the Small Cap Value Fund, Kaplan Associates will consider, among other things, the issuer's earning power and the value of the issuer's assets.


Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $3.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks

Investing in the Small Cap Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Investor Class shares of the Small Cap Value Fund for the 1999, 2000 and 2001 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Investor Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class shares from year to year and by showing how the average annual returns of the Fund's Investor Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Investor
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00 and 12/31/01 *


[BAR CHART]


                  1999           2000       2001
RETURN            9.54%          18.80%     16.61%



* The unannualized total return of the Fund's Investor Class shares for the first three quarters of 2002 was (11.21)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Investor Class shares was 22.13% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Investor Class shares was (10.72)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Investor Class Shares (for periods ending 12/31/01)



                                                                         Since Commencement of Investment
                                                                     Operations of the Investor Class Shares
                                                      One Year                of the Fund (7/31/98)
                                                      --------                ---------------------
Return Before Taxes                                    16.61%                         11.16%
Return After Taxes on Distributions(1)                 15.39%                         10.24%
Return After Taxes on Distributions &                  10.15%                          8.76%
     Sale of Fund Shares(1)
------------------------------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                            14.02%                          8.30%
(Reflects no deduction for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM SMALL CAP GROWTH FUND
(THE "SMALL CAP GROWTH FUND")

Investment Objective

Long-term capital appreciation

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.


Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.


Principal Risks

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

-     A general decline in the U.S. stock markets,

-     Poor performance of individual stocks held by the Fund,

-     Potentially rapid price changes (volatility) of equity securities and

- The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


Since the Small Cap Growth Fund had not commenced offering Investor Class shares as of December 31, 2001, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total return of the Fund's Institutional Class shares for the 2001 calendar year. The table following the bar chart compares the average annual total return of the Fund's Institutional Class shares to the return of the Russell 2000 Growth Index. This performance information gives some indication of the risks of an investment in the Fund by comparing the performance of the Fund's Institutional Class shares with a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Return of the Fund's Institutional
Class Shares for the Calendar Year Ended 12/31/01(1) (2)


[BAR CHART]


               2001
RETURN         4.74%



(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the total returns of the Fund's Institutional Class shares are shown because the Fund's Institutional Class shares and Investor Class shares represent interests in the same portfolio of securities. The annual returns of the two classes differ only to the extent that Investor Class shares are subject to higher expenses than Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.

(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2002 was (43.83)%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 41.28% for the quarter ended December 31, 2001, and the lowest quarterly return of the Fund's Institutional Class shares was (34.51)% for the quarter ended September 30, 2001.



Average Annual Total Return of the Fund's
Institutional Class Shares (for periods ended 12/31/01)



                                                                     Since Commencement of Investment
                                                      One Year       Operations of the Fund (10/02/00)
                                                      --------       ---------------------------------
Return Before Taxes                                     4.74%                        (16.28)%
Return After Taxes on Distributions(1)                  4.60%                        (16.36)%
Return After Taxes on Distributions &                   2.88%                        (13.00)%
     Sale of Fund Shares(1)
-------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                           (9.23)%                       (22.66)%
(Reflects no deduction for fees, expenses or taxes)



(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth values. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUNDS' FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds.


                                                                          Behavioral      Behavioral
                                                                         Growth Fund      Value Fund
                                                                         -----------      ----------

                                                                            Investor        Investor
                                                                             Class           Class
                                                                             -----           -----
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                             none             none
Maximum Deferred Sales Charge (Load)                                         none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                  none             none
Redemption Fees (1)                                                          none             none
Exchange Fees                                                                none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                              0.95%            1.05%
Distribution and/or Service (12b-1) Fees (2)                                 0.35%            0.35%
Other Expenses                                                                 --               --
Total Annual Fund Operating Expenses                                           --               --
Fee Reduction and/or Expense Reimbursement (3)                                 --               --
Net Expenses (3)                                                             1.65%            1.75%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             Behavioral Growth Fund           Behavioral Value Fund
                             ----------------------           ---------------------
One Year                              $168                            $178
Three Years                             --                              --
Five Years                              --                              --
Ten Years                               --                              --


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.

(2) 12b-1 fees cause long-term Investor Class shareholders to pay more than would be permitted if such fees were a front-end sales charge.


(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2003, to reduce its fees and/or pay the expenses of the Funds' Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

                                                                          Small Cap      Small Cap
                                                                         Value Fund     Growth Fund
                                                                         ----------     -----------

                                                                           Investor       Investor
                                                                            Class          Class
                                                                            -----          -----
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                             none           none
Maximum Deferred Sales Charge (Load)                                         none           none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                  none           none
Redemption Fees (1)                                                          none           none
Exchange Fees                                                                none           none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                              1.05%          0.95%
Distribution and/or Service (12b-1) Fees (2)                                 0.35%          0.35%
Other Expenses                                                                 --             --
Total Annual Fund Operating Expenses                                           --             --
Fee Reduction and/or Expense Reimbursement (3)                                 --             --
Net Expenses (3)                                                             1.75%          1.55%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                Small Cap Value Fund        Small Cap Growth Fund
                                --------------------        ---------------------
One Year                              $178                           $158
Three Years                             --                             --
Five Years                              --                             --
Ten Years                               --                             --


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.

(2) 12b-1 fees cause long-term Investor Class shareholders to pay more than would be permitted if such fees were a front-end sales charge.


(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2003, to reduce its fees and/or pay the expenses of the Funds' Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

OTHER POLICIES AND ADDITIONAL DISCLOSURE ON RISKS

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

No Fund is a complete investment program, and all the Funds have specialized investment objectives. The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES

All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Value Fund and the Small Cap Growth Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER


The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Suite 1625, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers has ultimate responsibility to oversee the sub-advisers, and it monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, Undiscovered Managers has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.



Each Fund paid to Undiscovered Managers for services rendered during such Fund's fiscal year ended August 31, 2002, a management fee at the following annual percentage rates of such Fund's average daily net assets, subject to the fee deferral arrangements described below:



                               FUND                      FEE RATE
                               ----                      --------
                      Behavioral Growth Fund               0.95%
                      Behavioral Value Fund                1.05%
                      Small Cap Value Fund                 1.05%
                      Small Cap Growth Fund                0.95%


SUB-ADVISERS AND PORTFOLIO MANAGERS

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND AND THE BEHAVIORAL VALUE FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller, Frederick W. Stanske, Mark Moon and Brendan S. MacMillan have day-to-day responsibility for managing the portfolio of each of the Behavioral Growth Fund and the Behavioral Value Fund. Mr. Fuller founded Fuller & Thaler and has served as its President since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. Moon joined Fuller & Thaler in January, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. Moon was employed as Chief Investment Officer at Heidt Capital Group, LLC from 1995 to 1998 and as Assistant Treasurer at Amgen Inc. from 1989 to 1995. Mr. MacMillan joined Fuller & Thaler in April, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.

KAPLAN ASSOCIATES is the sub-adviser to the SMALL CAP VALUE FUND. As sub-adviser, Kaplan Associates provides day-to-day management of the Fund's portfolio. Kaplan Associates, 222 Berkeley Street, Suite 2010, Boston, Massachusetts 02116, is the successor firm to J.L. Kaplan Associates, an investment advisory firm founded in 1976. Kaplan Associates serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

James L. Kaplan and Paul Weisman have day-to-day responsibility for managing the portfolio of the Small Cap Value Fund. Mr. Kaplan has been the principal of Kaplan Associates and its predecessor since founding the firm in 1976. From 1972 to 1984, he was Associate Professor of Mathematics at Boston University. Mr. Weisman has been a portfolio manager at the firm since 1986. From 1984 to 1986, Mr. Weisman was an investment analyst at Delphi Management, Inc.


MAZAMA is the sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Mazama, provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1500, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.


Ronald A. Sauer and Stephen C. Brink, CFA, have day-to-day responsibility for managing the portfolio of the Small Cap Growth Fund. Helen M. Degener contributes ongoing strategic advice and research with respect to the portfolio. Mr. Sauer is a founder and the President and Senior Portfolio Manager at Mazama, and has over 20 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Brink is a Vice President and the Director of Research at Mazama, and has over 23 years of investment experience. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is the Chief Investment Officer of Mazama and has over 30 years of investment experience. Prior to joining Mazama, she was a Senior Vice President and portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.




Undiscovered Managers paid to the relevant sub-adviser for each Fund for services rendered during such Fund's fiscal year ended August 31, 2002, a sub-advisory fee at the following annual percentage rates of such Fund's average daily net assets:



                  FUND                      SUB-ADVISER               FEE RATE
                  ----                      -----------               --------
         Behavioral Growth Fund             Fuller & Thaler             0.60%
         Behavioral Value Fund              Fuller & Thaler             0.70%
         Small Cap Value Fund               Kaplan Associates           0.70%
         Small Cap Growth Fund              Mazama                      0.60%


FUND EXPENSES

Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.55% for the Small Cap Growth Fund; 1.65% for the Behavioral Growth Fund; and 1.75% for the Small Cap Value Fund and the Behavioral Value Fund. These agreements have terms running through December 31, 2003, and are renewable from year to year thereafter.


OTHER ARRANGEMENTS

Undiscovered Managers Funds has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or of any other investment portfolio of Undiscovered Managers Funds without obtaining shareholder approval. The exemptive request also seeks to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

Your Investment

INVESTOR CLASS SHARES


The Funds' Investor Class shares are offered without a front-end or contingent deferred sales charge but are subject to certain 12b-1 fees. See RULE 12B-1 FEES below. All of the Funds also offer Institutional Class shares. For a description of such shares, see ADDITIONAL INFORMATION below.


HOW SHARES ARE PRICED

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay (the "offering price") to buy Investor Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Investor Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value.

BUYING SHARES

An investor may make an initial purchase of Investor Class shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The minimum initial investment in any Fund is $10,000 in that Fund. The minimum investment may be waived by Undiscovered Managers in its sole discretion. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Subsequent investments must be at least $1,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

         Boston Safe Deposit & Trust Company
         ABA #011001234
         Account #145483
         FBO: Shareholder Name and Account Number
         FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Investor Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

GENERAL SHAREHOLDER SERVICES

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A medallion signature guarantee may be required to establish these privileges after an account is opened.

FREE EXCHANGE PRIVILEGE

You may exchange Investor Class shares of any Fund for Investor Class shares of any other Fund. You may not exchange Investor Class shares for Institutional Class shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes and therefore may give rise to a gain or a loss. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. See the SAI for a discussion of the tax considerations relating to the sale or exchange of shares.

RETIREMENT PLANS

The Funds' Investor Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN

If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

AUTOMATIC INVESTMENT PLAN

Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

SELLING SHARES

You can redeem shares of any Fund by sending a written request to:

                  PFPC Inc.
                  4400 Computer Drive
                  P.O. Box 5181
                  Westborough, MA 01581-5181
                  Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling PFPC Inc., the Funds' transfer agent, at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(s) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Before submitting the redemption request, you should verify with the guarantor institution that it is a medallion guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a medallion signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, PFPC Inc. will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide PFPC Inc. with your account registration and address as it appears on the records of Undiscovered Managers Funds. PFPC Inc. will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, PFPC Inc., the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult PFPC Inc. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Board of Trustees of Undiscovered Managers Funds from time to time (currently $10,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Board of Trustees of Undiscovered Managers Funds. The Board of Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.

Income dividends and short-term capital gain distributions are taxable as ordinary income. Long-term capital gain distributions from all Funds are taxable as long-term capital gains regardless of how long an investor has owned shares of a Fund. Distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.

Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement).

The Funds' transfer agent will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year.



Any gain resulting from the redemption, sale or exchange of shares of a Fund will generally be subject to tax.


NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

RULE 12B-1 FEES

Under a Service and Distribution Plan relating to Investor Class shares adopted by Undiscovered Managers Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, Undiscovered Managers Funds may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares, (ii) providing services relating to Investor Class shares (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under such plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL INFORMATION

Currently, each Fund has two classes of shares--Institutional Class shares and Investor Class shares. Certain other investment portfolios of Undiscovered Managers Funds have only Institutional Class shares. Institutional Class shares are offered in a separate prospectus. Institutional Class shares are identical to Investor Class shares, except that Institutional Class shares bear no 12b-1 fees, and Investor Class shares have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than such Fund's Investor Class shares. Neither class of shares of any Fund has conversion rights into or may be exchanged for the other class of shares of such Fund or of any other Fund or investment portfolio of Undiscovered Managers Funds.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of each Fund's Investor Class shares since the commencement of such class's investment operations. Certain information reflects financial results for a single Investor Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Investor Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 23, 2001, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' 2001 Annual Report to Shareholders, which is available upon request.



                                                                              Behavioral
                                                                             Growth Fund
                                               -----------------------------------------------------------------------------
                                                                               Investor
                                                                               Class (1)
                                               -----------------------------------------------------------------------------
                                               Year ended     Year ended      Year ended      Year ended      Period ended
                                               August 31,     August 31,      August 31,      August 31,       August 31,
                                                  2002           2001            2000            1999             1998

NET ASSET VALUE, BEGINNING OF PERIOD                         $    30.21      $    21.31      $    11.85        $    14.74
Income from Investment Operations:
   Net investment income (loss)                                   (0.28)          (0.38)          (0.20)             0.00(A)
   Net realized and unrealized gain (loss)
   on investments                                                (14.47)           9.28            9.66             (2.89)
                                               ----------    ------------    ------------    ------------     --------------
   Total Income (Loss) from Investment
   Operations                                                    (14.75)           8.90            9.46             (2.89)
                                               ----------    ------------    ------------    ------------     --------------
Less Distributions:
   Dividends from net investment income                            0.00            0.00            0.00              0.00
   Distributions from capital gains                               (1.14)           0.00            0.00              0.00
                                               ----------    ------------    ------------    ------------     --------------
   Total Distributions                                            (1.14)           0.00            0.00              0.00
                                               ----------    ------------    ------------    ------------     --------------

Net increase (decrease) in net asset value                       (15.89)           8.90            9.46             (2.89)
                                               ----------    ------------    ------------    ------------     --------------

NET ASSET VALUE, END OF PERIOD                               $    14.32      $    30.21      $    21.31        $    11.85
                                               ==========    ============    ============    ============     ==============

TOTAL RETURN**                                                   (49.82)%         41.76%          79.83%           (19.61)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                          $    8,114      $   19,077      $    4,590        $       40
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                                  (1.51)%         (1.32)%         (1.09)%           (0.35)%*
   Operating expenses including
   reimbursement                                                   1.65%           1.65%           1.65%             1.30%*
Portfolio turnover rate**                                            97%             90%             72%               67%
+  The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both.  Had such actions not been taken, the ratios would have been as follows:

Net investment income (loss)                                      (1.64)%         (1.49)%         (1.77)%           (5.43)%*
Operating expenses                                                 1.78%           1.82%           2.33%             6.38%*


----------

*     Annualized

**    For periods less than one year, percentages are not annualized.

(1)   The Fund's Investor Class commenced investment operations on July 31,
      1998.

(A)   Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                              Small Cap
                                                                              Value Fund
                                               -----------------------------------------------------------------------------
                                                                               Investor
                                                                              Class (1)
                                               -----------------------------------------------------------------------------
                                               Year ended     Year ended      Year ended      Year ended       Period ended
                                               August 31,     August 31,      August 31,      August 31,        August 31,
                                                  2002           2001            2000            1999              1998
NET ASSET VALUE, BEGINNING OF PERIOD                         $    14.89      $    13.52      $    10.91       $     13.45
Income from Investment Operations:
   Net investment income (loss)                                   (0.06)          (0.06)          (0.07)             0.00(A)
   Net realized and unrealized gain
   (loss) on investments                                           3.46            1.61            2.74             (2.54)
                                               ----------    ------------    ------------    ------------     --------------
Total Income (Loss) from Investment
Operations                                                         3.40            1.55            2.67             (2.54)
                                               ----------    ------------    ------------    ------------     --------------
Less Distributions:
   Dividends from net investment income                            0.00            0.00           (0.01)             0.00
   Distributions from capital gains                               (0.78)          (0.18)          (0.05)             0.00
                                               ----------    ------------    ------------    ------------     --------------
   Total Distributions                                            (0.78)          (0.18)          (0.06)             0.00
                                               ----------    ------------    ------------    ------------     --------------

Net increase (decrease) in net asset value                         2.62            1.37            2.61             (2.54)
                                               ----------    ------------    ------------    ------------     --------------

NET ASSET VALUE, END OF PERIOD                               $    17.51      $    14.89      $    13.52       $     10.91
                                               ==========    ============    ============    ============     ==============

TOTAL RETURN**                                                    23.94%          11.65%          24.51%           (18.88)%
RATIOS/SUPPLEMENTAL DATA:

Net Assets, end of period (in 000s)                              $8,922          $5,179            $957               $31
Ratios to average net assets (+):
   Net investment income (loss)
   including reimbursement                                        (0.38)%         (0.48)%         (0.50)%            0.15%*
   Operating expenses including
   reimbursement                                                   1.75%           1.75%           1.75%             1.40%*
Portfolio turnover rate**                                            52%             58%             56%               10%
+  The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both.  Had such actions not been taken, the ratios would have been as follows:

Net investment income (loss)                                      (0.67)%         (1.10)%         (1.43)%          (3.67)%*
Operating expenses                                                 2.04%           2.37%           2.68%             5.22%*


----------

*     Annualized

**    For periods less than one year, percentages are not annualized.

(1)   The Fund's Investor Class commenced investment operations on July 31,
      1998.

(A)   Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.



Neither the Behavioral Value Fund nor the Small Cap Growth Fund had commenced investment operations of its Investor Class shares prior to the date of this Prospectus, and therefore have no financial highlights for their Investor Class shares for the year ended August 31, 2002.

                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more information about the Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Funds' investments is available in Undiscovered Managers Funds' annual and semi-annual reports to shareholders. In Undiscovered Managers Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditors' report and financial statements included in Undiscovered Managers Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and Undiscovered Managers Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, Undiscovered Managers Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds, you may call toll free 1-888-242-3514 or write to:

         Undiscovered Managers Funds
         Plaza of the Americas
         700 North Pearl Street, Suite 1625
         Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds on our Internet site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

                          [UNDISCOVERED MANAGERS LOGO]


                       STATEMENT OF ADDITIONAL INFORMATION


                                December __, 2002


                                       for


                  UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                   UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
                  UNDISCOVERED MANAGERS SPECIAL SMALL CAP FUND
                         UNDISCOVERED MANAGERS REIT FUND
                   UNDISCOVERED MANAGERS SMALL CAP VALUE FUND
                    UNDISCOVERED MANAGERS MID CAP VALUE FUND
                            UM SMALL CAP GROWTH FUND
                          UM MERGER & ACQUISITION FUND
                          UM INTERNATIONAL EQUITY FUND
                     UM INTERNATIONAL SMALL CAP EQUITY FUND


                                Each a Series of

                           UNDISCOVERED MANAGERS FUNDS


This Statement of Additional Information ("SAI") is not a prospectus but contains information that may be useful to investors that is not included in the relevant Prospectus. This SAI relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated December __, 2002 and the Undiscovered Managers Funds' Investor Class Prospectus dated December __, 2002, of the series of Undiscovered Managers Funds listed above (the "Funds" and each a "Fund"), and is only authorized for distribution when accompanied or preceded by the relevant Prospectus. If a Fund offers shares in more than one Prospectus, each reference to the "Prospectus" in this SAI shall include all of such Fund's prospectuses unless otherwise noted. This SAI should be read together with the applicable Prospectus. A free copy of the applicable Prospectus may be obtained by calling 1-888-242-3514 or by sending a request to Undiscovered Managers Funds, 700 North Pearl Street, Suite 1625, Dallas, Texas 75201.


Certain disclosure has been incorporated by reference from the Funds' annual report to shareholders. The Funds' annual report to shareholders may be obtained, without charge, by calling 1-888-242-3514.

                                TABLE OF CONTENTS


Organization and Classification...........................................     3
Investment Objectives, Policies and Restrictions..........................     3
Additional Description of Investments, Investment Practices and Risks.....     5
Management of the Trust...................................................     8
Ownership of Shares of the Funds..........................................    12
Investment Advisory and Other Services....................................    20
Portfolio Transactions and Brokerage......................................    28
Description of the Trust..................................................    30
Additional Purchase and Redemption Information............................    33
Net Asset Value...........................................................    36
Income Dividends, Capital Gain Distributions and Tax Status...............    37
Calculation of Total Return...............................................    40
Performance Comparisons...................................................    45
Financial Statements......................................................    48
Appendix A--Publications That May Contain Fund Information................   A-1
Appendix B--Advertising and Promotional Literature........................   B-1

                         ORGANIZATION AND CLASSIFICATION

Undiscovered Managers Funds (the "Trust") is an open-end management investment company organized under the laws of Massachusetts as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust"). The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees of the Trust may, without shareholder approval, divide the shares of any series into multiple classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. Each Fund is a series of the Trust.

Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for Undiscovered Managers REIT Fund (the "REIT Fund") and Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund"), which are "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets are not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets, it is restricted from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective and policies of each Fund are summarized in the Prospectus under "The Funds." The investment policies of each Fund set forth in the Prospectus and in this SAI may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).


Any notice required under Rule 35d-1 under the 1940 Act to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-faced type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered, or, if the notice is delivered separately from other communications to investors, either on the notice or on the envelope in which the notice is delivered.


INVESTMENT RESTRICTIONS--ALL FUNDS

The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the

"Behavioral Value Fund"), the Special Small Cap Fund, the REIT Fund, Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund"), Undiscovered Managers Mid Cap Value Fund (the "Mid Cap Value Fund"), UM Merger & Acquisition Fund (the "Merger & Acquisition Fund"), UM Small Cap Growth Fund (the "Small Cap Growth Fund"), UM International Equity Fund (the "International Equity Fund") and UM International Small Cap Equity Fund (the "International Small Cap Equity Fund").


Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                     ADDITIONAL DESCRIPTION OF INVESTMENTS,
                         INVESTMENT PRACTICES AND RISKS

The following is an additional description of certain investments, investment practices and risks of certain of the Funds.

REPURCHASE AGREEMENTS

Any assets of the Funds not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES

Each Fund may lend its portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Fund. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.

LEVERAGE

Although it is not the current intention of any of the Funds to engage in borrowing, each Fund may borrow money provided that the total amount borrowed and outstanding at the time the borrowing is made does not exceed 33 1/3% of the value of such Fund's total assets (not including the amount borrowed). The use of leverage through borrowing creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The intent of using leverage would be to provide the holders of a Fund's shares with a potentially higher return. Leverage creates risks for a Fund, including the likelihood of greater volatility of the net asset value and market price of the Fund's shares. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to such Fund's shareholders as dividends and other distributions will be reduced or eliminated. In the latter case, a Fund's sub-adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which a Fund is using leverage, the fees paid by such Fund to Undiscovered Managers, LLC ("Undiscovered Managers"), for investment advisory and administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including the amount borrowed.

FOREIGN CURRENCY TRANSACTIONS

Each of the International Equity and the International Small Cap Equity Funds (the "International Funds") may engage in foreign currency exchange transactions. The International Funds may (i) purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate, (ii) enter into negotiated contracts to purchase or sell foreign currencies at a future date ("forward contracts"), (iii) purchase and sell standardized, exchange-traded foreign currency futures contracts and (iv) purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until the expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

The precise matching of the amounts of foreign currency exchange transactions and the value of any related portfolio securities will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, in cases where a Fund seeks to protect the value of portfolio securities through a foreign currency hedging transaction, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Foreign currency transactions that are intended to hedge the value of securities a Fund owns or contemplates purchasing do not eliminate fluctuations in the underlying prices of those securities. Rather, such currency transactions simply establish a rate of exchange which can be used at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a change in the value of the currency involved, they tend to limit any potential gain that might result from the increase in the value of such currency.

FOREIGN CURRENCY CONVERSION

Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

CURRENCY FORWARD AND FUTURES CONTRACTS

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts traded in the interbank market are negotiated directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts are traded on futures exchanges.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a date selected in accordance with exchange rules in a predetermined month. Forward contracts may be in any amounts agreed upon by the parties rather than standardized amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on an exchange; a clearing corporation associated with the exchange typically assumes responsibility for closing out such contracts. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. It may therefore be more difficult to effect a closing transaction with respect to a forward contract than with respect to a futures contract.

Positions in foreign currency futures contracts may be closed out only on an exchange that provides a secondary market in such contracts. Although the Funds intend to purchase or sell foreign currency futures contracts only on exchanges where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

Each International Fund will maintain cash or liquid securities eligible for purchase by such Fund in a segregated account with the Fund's custodian in an amount at least equal to (i) the difference between the current value of such Fund's liquid holdings that settle in the relevant currency and such Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract.

FOREIGN CURRENCY OPTIONS

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies are listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

For a discussion of tax considerations relating to foreign currency transactions, see "Income Dividends, Capital Gain Distributions and Tax Status" below.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees of the Trust may determine, Undiscovered Managers, the Funds' investment adviser, has responsibility for the management of the Funds' affairs. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Trustees of the Trust.


The following tables provide information about the Trustees and officers of the Trust, including their ages, addresses, principal occupations during the past five years, and length of time served. The tables also indicate which of the Trustees may be considered an "interested person" of the Trust or Undiscovered Managers as defined in the 1940 Act.

                                                                                                        NUMBER OF
                                                                                                        FUNDS IN
                                                                                                           FUND         OTHER
                                                                                                         COMPLEX    DIRECTORSHIPS
                             POSITION(S) HELD     LENGTH OF      PRINCIPAL OCCUPATION(S) DURING        OVERSEEN BY     HELD BY
  NAME, ADDRESS, AND AGE        WITH TRUST       TIME SERVED            PAST FIVE YEARS                  TRUSTEE       TRUSTEE
  ----------------------        ----------       -----------            ---------------                  -------       -------
NON-INTERESTED TRUSTEES:

ROGER B. KEATING                     Trustee        Since 1997   President of Time Warner Cable            11              --
Time Warner Cable                                                National Division since June 2002
National Division                                                Senior Vice President, General
160 Inverness Drive West                                         Manager of AOL Vertical Markets
Suite 300                                                        from December 2000 to June 2002
Englewood, CO  80112                                             Chief Executive Officer of Zatso
Age:  41                                                         (formerly known as ReacTV) from
                                                                 March 1998 to December 2000
                                                                 Senior Vice President of Comcast
                                                                 Cable from August 1993 to March
                                                                 1998

MATTHEW J. KILEY                     Trustee        Since 1997   President of Weyhill Group since            11            --
849 Foxfield Road                                                April  2002
Lower Gwynedd, PA  19002                                         Self-employed from October 1999 to
Age:  40                                                         April 2002
                                                                 Executive Vice President of Campus
                                                                 Services for ARAMARK Corporation
                                                                 from May 1998 to October 1999
                                                                 Executive Vice President of Sports
                                                                 and Entertainment and Vice President
                                                                 of Global Food and Support Services
                                                                 at ARAMARK Corporation from
                                                                 September 1996 to May 1998

ROBERT P. SCHMERMUND                 Trustee        Since 1997   Managing Director of Corporate              11            --
America's Community Bankers                                      Communications for America's
900 19th Street NW                                               Community Bankers since January 1993
Suite 400
Washington, DC  20006
Age:  47

INTERESTED TRUSTEES:

MARK P. HURLEY                       Trustee        Since 1997   Chairman and Chief Executive Officer        11            --
Undiscovered Managers, LLC                                       of Undiscovered Managers, LLC since
700 North Pearl Street                                           February 2001
Suite 1625                                                       President and Chief Executive
Dallas, Texas  75201                                             Officer of Undiscovered Managers,
Age:  44                                                         LLC from September 1997 to February
                                                                 2001

OFFICERS:

MARK P. HURLEY                      President       Since 1997   Chairman and Chief Executive Officer        11            --
Undiscovered Managers, LLC                                       of Undiscovered Managers, LLC since
700 North Pearl Street                                           February 2001
Suite 1625                                                       President and Chief Executive
Dallas, Texas  75201                                             Officer of Undiscovered Managers,
Age:  44                                                         LLC from September 1997 to February
                                                                 2001

PATRICIA L. DUNCAN                 Treasurer &      Secretary    Vice President of Undiscovered              --            --
Undiscovered Managers, LLC          Secretary       since 2000   Managers, LLC since January 2000
700 North Pearl Street                              Treasurer    Registered Marketing Administrator
Suite 1625                                          since 2001   of Undiscovered Managers, LLC from
Dallas, Texas  75201                                             December 1997 to January 2000
Age:  40                                                         Executive Secretary at Prentiss
                                                                 Properties from April 1994 to
                                                                 December 1997


In addition to being members of the Board of Trustees of the Trust, each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund are also members of the Trust's Audit Committee. The duties and functions of the Audit Committee include (i) oversight of the Funds' accounting and financial reporting policies and practices, the Funds' internal controls and, as appropriate, the internal controls of certain service providers, (ii) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof, and (iii) acting as liaison between the Funds' independent auditors and the full Board of Trustees. Each of the Trustees of the Trust are also trustees of UM Investment Trust.

The Trust pays no compensation to any of its officers or to the Trustees of the Trust listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


The following table sets forth information covering the total compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2002 to the persons who served as Trustees of the Trust during such period:


                                                              TOTAL COMPENSATION
                                AGGREGATE COMPENSATION        FROM TRUST AND
             PERSON             FROM TRUST                    FUND COMPLEX*
             ------             ----------                    -------------
Mark P. Hurley                  $     0                       $     0
Roger B. Keating                $10,000(1)                    $10,000
Matthew J. Kiley                $10,000                       $10,000
Robert P. Schmermund            $10,000                       $10,000

----------

* No Trustee received any compensation from any mutual fund affiliated with Undiscovered Managers, other than the Trust, during such period.

(1) Roger B. Keating deferred receipt of $10,000 of such compensation pursuant to the fee deferral arrangements described above.

                        OWNERSHIP OF SHARES OF THE FUNDS


As of September 30, 2002, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.



         FUND                               NAME                                        % OWNERSHIP
         ----                               ----                                        -----------
Behavioral Growth Fund                      Fidelity Investment Institutional                43.75%
                                            Operations, Inc., As Agent For Certain
                                            Employee Benefit Plans
                                            100 Magellan Way
                                            Covington, KY  41045

                                            Charles Schwab & Co., Inc.                       27.36%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

Behavioral Value Fund                       Charles Schwab & Co., Inc.                       55.12%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

Special Small Cap Fund                      Charles Schwab & Co., Inc.                       39.18%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

REIT Fund                                   Charles Schwab & Co., Inc.                       67.43%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

Small Cap Value Fund                        Charles Schwab & Co., Inc.                       35.86%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

Mid Cap Value Fund                          NFSC FEBO # U19-000019                           63.22%
                                            Firstar
                                            Trust Operations - Reinvest
                                            P.O. Box 1787
                                            Attn: Mutual Funds
                                            Milwaukee, WI 53201

Small Cap Growth Fund                       None

Merger & Acquisition Fund                   Undiscovered Managers, LLC                       100.00%
                                            700 North Pearl Street, Suite 1625
                                            Dallas, TX  75201

International Equity Fund                   Charles Schwab & Co., Inc.                       50.53%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

International Small Cap Equity Fund         Charles Schwab & Co., Inc.                       45.28%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA  94104

                                            Forbank & Co.                                    38.47%
                                            C/O Deutsche Bank Trust Co. Americas
                                            P.O. Box 704 Church St. Station
                                            New York, NY  10008

                           INSTITUTIONAL CLASS SHARES


As of September 30, 2002, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Institutional Class shares of the following Funds:



            FUND                               NAME AND ADDRESS                           % OWNERSHIP
            ----                               ----------------                           -----------
   Behavioral Growth Fund               Fidelity Investments Institutional                   39.52%
                                        Operations Inc., As Agent for Certain
                                        Employee Benefit Plans
                                        100 Magellan Way
                                        Covington, KY 41045

                                        Charles Schwab & Co. Inc.                            30.38%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA  94104

   Behavioral Value Fund                Charles Schwab & Co. Inc.                            55.12%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        The Columbus Fund Limited                             7.54%
                                        C/O Moore Stephen Intl Services
                                        P.O. Box 3186 Abbot Building
                                        Main Street
                                        Tortola, British Virgin Islands

   Special Small Cap Fund               Charles Schwab & Co. Inc.                            39.18%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        Wachovia Bank NA Omnibus                             19.23%
                                        Reinvest/Reinvest
                                        1525 West W.T. Harris Blvd.
                                        Charlotte, NC 28288-1151

                                        Wells Fargo Bank NA                                  13.05%
                                        FBO Alexander Proudfoot D B
                                        6 Apple Tree Lane
                                        Warren, NJ  07059

            FUND                               NAME AND ADDRESS                           % OWNERSHIP
            ----                               ----------------                           -----------
                                        Abbott J. Keller                                      6.42%
                                        2469 Hallmark Drive
                                        Bellmont, CA  94002

   REIT Fund                            Charles Schwab & Co. Inc.                            67.43%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        Donaldson Lufkin Jenrette                             9.05%
                                        Securities Corporation Inc.
                                        PO Box 2052
                                        Jersey City, NJ 07303-9998

                                        National Investor Services Corp.                      8.91%
                                        For the Exclusive Benefit of Our Customers
                                        55 Water Street, 32nd Floor
                                        New York, NY 10041-3299

   Small Cap Value Fund                 Charles Schwab & Co. Inc.                            34.14%
                                        Special Cust. A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        Donaldson Lufkin Jenrette                            14.30%
                                        Securities Corporation Inc.
                                        PO Box 2052
                                        Jersey City, NJ 07303-9998

                                        Fidelity Investments Institutional                    8.23%
                                        Operations Inc., As Agent for Certain
                                        Employee Benefit Plans
                                        100 Magellan Way
                                        Covington, KY 41045-0000

                                        National Investors Service Corporation                7.10%
                                        For The Exclusive Benefit of Our Customers
                                        55 Water St. 32nd Floor
                                        New York, NY 10041-3299

            FUND                               NAME AND ADDRESS                           % OWNERSHIP
            ----                               ----------------                           -----------
   Mid Cap Value Fund                   NFSC FEBO #U19-000019                                63.22%
                                        Firstar
                                        Trust Operations - Reinvest
                                        P.O. Box 1787
                                        Attn. Mutual Funds
                                        Milwaukee, WI 53201

                                        Provident Bank                                       15.77%
                                        P.O. Box 691198
                                        Cincinnati, OH 45269-1198

   Small Cap Growth Fund                Fidelity Investments                                 21.41%
                                        Institutional
                                        Operations Inc., As Agent for Certain
                                        Employee Benefit Plans
                                        100 Magellan Way
                                        Covington, KY 41045

                                        Donaldson Lufkin Jenrette                            18.85%
                                        Securities Corporation Inc.
                                        PO Box 2052
                                        Jersey City, NJ 07303-9998

                                        Burlington Bank and Trust Cust                        7.12%
                                        FBO The Great River Foundation, Inc.
                                        Attn. Trust Department
                                        P.O. Box 728
                                        Burlington, IA 52601

                                        1st Source Bank Trustee                               7.07%
                                        Memorial Health System
                                        Employees' Pension Plan
                                        U/A DTD 11/04/82
                                        615 North Michigan Street
                                        South Bend, IN 46601

                                        All First Trust Company                               6.13%
                                        FBO Mercersburg Academy
                                        Attn Securities Processing 109-911
                                        P.O. Box 1596
                                        Baltimore, MD 21203

   Merger & Acquisition Fund            Undiscovered Managers, LLC                          100.00%
                                        700 North Pearl Street
                                        Suite 1625
                                        Dallas, TX  75201

            FUND                               NAME AND ADDRESS                           % OWNERSHIP
            ----                               ----------------                           -----------
   International Equity Fund            Charles Schwab & Co. Inc.                            50.53%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn.  Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        National Investors Service Corporation               24.94%
                                        For the Exclusive Benefit of Our Customers
                                        55 Water St. 32nd Floor
                                        New York, NY 10041-3299

                                        NFSC FEBO #0C8-231720                                 5.70%
                                        NFSC/FMTC IRA
                                        FBO David S. Baker
                                        14707 Riverforest
                                        Houston, TX  77079

   International Small Cap Equity       Charles Schwab & Co. Inc                             45.28%
   Fund                                 Special Cust. A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        Forbank & Co.                                        38.47%
                                        c/o Deutsche Bank Trust Co. Americas
                                        PO Box 704
                                        Church St. Station
                                        New York, NY  10008

                                        National Investors Service Corporation               10.88%
                                        For the Exclusive Benefit of Our Customers
                                        55 Water St. 32nd Floor
                                        New York, NY 10041-3299

                              INVESTOR CLASS SHARES


As of September 30, 2002, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Investor Class shares of the following Funds:



            FUND                               NAME AND ADDRESS                           % OWNERSHIP
            ----                               ----------------                           -----------
  Behavioral Growth Fund               Fidelity Investments Institutional                   82.02%
                                       Operations Inc.
                                       As Agent for Certain Employee
                                       Benefit Plans
                                       100 Magellan Way
                                       Covington, KY 41045

  Small Cap Value Fund                 Charles Schwab & Co. Inc.                            42.93%
                                       Special Cust A/C
                                       FBO Exclusive Benefit of Customers
                                       Attn. Mutual Funds
                                       101 Montgomery St.
                                       San Francisco, CA  94104

                                       IMS & Co.                                            27.78%
                                       For the Exclusive Benefit of Its Customers
                                       P. O. Box 3865
                                       Englewood, CO  80155-3865

                                       Donaldson Lufkin Jenrette                            14.87%
                                       Securities Corporation Inc.
                                       PO Box 2052
                                       Jersey City, NJ  07303-9998



As of September 30, 2002, the Behavioral Value Fund and the Small Cap Growth Fund had no outstanding Investor Class shares.


                       OWNERSHIP BY TRUSTEES AND OFFICERS


As of September 30, 2002, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of each class of each Fund, except for Institutional Class shares of the following Funds, which represent the following percentage ownership of Institutional Class shares of such Funds:



                FUND                       SHARES               % OWNERSHIP
                ----                       ------               -----------
Special Small Cap Fund                   18,876.730                 2.06%
Mid Cap Value Fund                        8,538.987                 1.72%


None of the foregoing amounts include amounts owned by Undiscovered Managers, of which Mr. Hurley, a Trustee and the President of the Trust, may be deemed to be a controlling person.

The following table indicates the dollar range of securities of the Funds that are beneficially owned by the Trustees. Unless otherwise noted in the table below, the Trustees do not beneficially own securities of any of the Funds.



       NAME OF TRUSTEE                 DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF
                                               IN NAMED FUND(S)                    EQUITY SECURITIES IN FAMILY
                                                                                     OF INVESTMENT COMPANIES
--------------------------     ----------------------------------------------     -----------------------------
Roger B. Keating               Behavioral Growth Fund $10,001-$50,000             $50,001-$100,000
                               REIT Fund $10,001-$50,000
                               Small Cap Value Fund $10,001-$50,000
                               International Small Cap
                                    Equity Fund $10,001-$50,000

Matthew J. Kiley               $0.00                                              $0.00

Robert P. Schmermund           $0.00                                              $0.00

Mark P. Hurley                 Behavioral Growth Fund over $100,000               Over $100,000
                               Mid Cap Value Fund $50,001-$100,000
                               REIT Fund $50,001-$100,000
                               Small Cap Value Fund over $100,000
                               Special Small Cap Fund over $100,000
                               Behavioral Value Fund $1-$10,000
                               International Equity Fund $1-$10,000
                               International Small Cap Equity Fund $1-$10,000
                               Small Cap Growth Fund $10,000-$50,000

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISERS


As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and as such, has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "The Funds" in the Prospectus. Undiscovered Managers is a limited liability company organized under the laws of Delaware. Mark P. Hurley and John E. McCaw, a controlling member of Orca Bay Partners, LLC, a private equity investment firm and the managing member of The Tahoma Fund, LLC and the Tahoma Fund B, LLC, record owners of Undiscovered Managers, LLC, each own beneficially more than 25% of the voting securities of Undiscovered Managers and therefore may be regarded to control Undiscovered Managers for purposes of the 1940 Act. Mark P. Hurley is a Trustee and the President of the Trust as well as the Chairman and Chief Executive Officer and a controlling member of Undiscovered Managers, and Patricia L. Duncan is the Secretary and Treasurer of the Trust as well as Vice President-Fund Operations of Undiscovered Managers. Undiscovered Managers is further affiliated with the Merger & Acquisition Fund through its ownership as of November 30, 2002, of 100% of the outstanding shares of that Fund.



Under each Fund's advisory agreement with Undiscovered Managers, Undiscovered Managers is entitled to fees, payable at least quarterly, of a certain percentage of the average daily net asset value of such Fund. Such fees are paid by each class of shares of the relevant Fund based upon the average daily net assets of such class. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus. During the Trust's fiscal years ended August 31, 2000, August 31, 2001 and August 31, 2002, the advisory fees incurred by the Funds to Undiscovered Managers pursuant to the relevant advisory agreement (before giving effect to expense reductions under the expense deferral arrangements described below), and the amount of expense reductions under the expense deferral arrangements relating to the advisory fee, were as follows:



                                     FISCAL YEAR ENDED                 FISCAL YEAR ENDED                 FISCAL YEAR ENDED
                                      AUGUST 31, 2000                   AUGUST 31, 2001                   AUGUST 31, 2002
                               ----------------------------      ----------------------------      ----------------------------
                                                   Expense                           Expense                           Expense
FUND                           ADVISORY FEE       REDUCTION      ADVISORY FEE       REDUCTION      ADVISORY FEE       REDUCTION
----                           ------------       ---------      ------------       ---------      ------------       ---------
Behavioral Growth Fund          $1,971,850       $  294,092       $1,598,608       $  217,717       $  895,331       $  175,851
Behavioral Value Fund           $  113,164       $   99,517       $  297,237       $   81,960       $  363,076       $   84,628
Special Small Cap Fund          $  117,614       $   34,542       $  313,133       $   70,179       $  244,568       $   49,263
REIT Fund                       $  319,695       $  154,769       $  663,384       $  149,106       $1,071,562       $   99,670
Small Cap Value Fund            $  293,588       $  143,105       $  576,816       $  159,514       $1,185,721       $  128,415
Mid Cap Value Fund              $   33,672       $   99,400       $   52,843       $   93,551       $   59,675       $   75,225
Small Cap Growth Fund                 -0-*             -0-*       $  186,900       $  123,323       $  421,030       $  149,106
Merger & Acquisition Fund             -0-*             -0-*       $    1,793       $   37,800       $    2,033       $   44,162
International Equity Fund       $  111,269       $  106,705       $   94,256       $   98,141       $   17,084       $  101,401
International Small Cap         $  158,914       $   80,494       $  184,864       $   62,431       $  121,628       $   58,097
   Equity Fund


----------

*The Small Cap Growth Fund and the Merger & Acquisition Fund did not commence operations until October 2, 2000.

The advisory fee payable by the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate and an example of such rate at various levels of performance see "The Funds -- The Funds' Management" in the Prospectus.

As described in the Prospectus, Undiscovered Managers has contractually agreed to certain arrangements to limit each Fund's expenses. See "Trust Expenses" below.


Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser. Each of the sub-advisers, except Nordea Investment Management North America, Inc. and Bay Isle Financial LLC, is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler Asset Management, Inc.); David J. Steirman and Abbott J. Keller (Kestrel Investment Management Corporation); James L. Kaplan (J.L. Kaplan Associates, LLC); and Ronald A. Sauer (Mazama Capital Management, Inc.). Bay Isle Financial LLC is regarded for purposes of the 1940 Act as being controlled by Stilwell Financial Inc., a publicly traded financial services company. Nordea Investment Management North America, Inc., is regarded for purposes of the 1940 Act as being controlled by Nordea PLC, a publicly traded financial services holding company in Denmark.



Under each sub-advisory agreement relating to the Funds between Undiscovered Managers and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly by Undiscovered Managers out of the fees Undiscovered Managers receives, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus. During the Trust's fiscal years ended August 31, 2000, August 31, 2001 and August 31, 2002, Undiscovered Managers paid the following amounts as sub-advisory fees to the following sub-advisers pursuant to the relevant sub-advisory agreements:



                                                                     Sub-Advisory Fee      Sub-Advisory Fee      Sub-Advisory Fee
         FUND                         SUB-ADVISER                  FOR FISCAL YEAR 2000  FOR FISCAL YEAR 2001  FOR FISCAL YEAR 2002
         ----                         -----------                  --------------------  --------------------  --------------------
Behavioral Growth Fund     Fuller & Thaler Asset Management, Inc.      $ 1,229,391           $ 1,005,811           $   565,472
Behavioral Value Fund      Fuller & Thaler Asset Management, Inc.      $    75,513           $   197,992           $   242,051
Special Small Cap Fund     Kestrel Investment Management Corp.         $    52,672           $   244,429           $   215,190
REIT Fund                  Bay Isle Financial Corporation              $   213,012           $   442,109           $   714,375
Small Cap Value Fund       J.L. Kaplan Associates, LLC                 $   195,644           $   384,390           $   790,480
Mid Cap Value Fund         J.L. Kaplan Associates, LLC                 $    21,292           $    33,312           $    37,690
Small Cap Growth Fund      Mazama Capital Management, Inc.                    -0-*           $   117,832           $   265,914
Merger & Acquisition Fund  J.L. Kaplan Associates, LLC                        -0-*           $     1,132           $     1,284
International Equity Fund  Nordea Securities, Inc.                     $    70,306           $    59,497           $    10,790
International Small Cap    Nordea Securities, Inc.                     $   110,603           $   128,518           $    84,611
   Equity Fund


----------

*The Small Cap Growth Fund and the Merger & Acquisition Fund did not commence operations until October 2, 2000.

The sub-advisory fee payable by Undiscovered Managers relating to the Special Small Cap Fund varies depending on the Fund's investment performance. For a description of such fee rate, see "The Funds -- The Funds' Management" in the Prospectus.


Each Fund's advisory agreement and related sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust, Undiscovered Managers or, in the case of the related sub-advisory agreement, the relevant sub-adviser, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a Fund's advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement relating to a Fund must be approved by vote of a majority of the outstanding voting securities of such Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.


Each Fund's advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice, and shall automatically terminate in the event of its assignment. Each Fund's advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers," and each of the International Funds', the Small Cap Growth Fund's and the Merger & Acquisition Fund's advisory agreements also provide that Undiscovered Managers owns all rights to and control of the name "UM." Each Fund's advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" or the letters "UM," as applicable, in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.


In determining to approve the current advisory agreements with Undiscovered Managers and each of the current sub-advisory agreements with the Funds' sub-advisers, which for all such agreements relating to the Funds other than the sub-advisory agreement relating to the REIT Fund occurred on June 7, 2001 and for the sub-advisory agreement relating to the REIT Fund occurred on October 18, 2001, the Trustees considered information provided by Undiscovered Managers and the sub-advisers relating to the education, experience and number of investment professionals and other personnel providing services under the advisory and sub-advisory agreements. The Trustees also took into account the time and attention devoted by management to the Funds. The Trustees evaluated the level of skill required to manage the Funds. The Trustees also considered the business reputation of Undiscovered Managers and each sub-adviser and their respective financial resources and professional liability insurance coverage.



The Trustees considered the oversight capabilities of Undiscovered Managers. The Trustees considered the research capabilities of the sub-advisers and received information concerning the investment processes applied by the sub-advisers in managing the Funds, as disclosed in the Prospectuses.



The Trustees also considered the scope of the services provided by Undiscovered Managers and the sub-advisers to the Funds under the advisory and sub-advisory agreements relative to services provided by other third parties to other mutual funds. The Trustees considered that the standard of care applicable to Undiscovered Managers and the sub-advisers under the respective agreements was comparable to that found in most mutual fund investment advisory and sub-advisory agreements.



The Trustees also considered the quality of the services provided by Undiscovered Managers and the sub-advisers to the Funds. The Trustees evaluated the records of Undiscovered Managers and sub-advisers with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of Undiscovered Managers and the sub-advisers designed to fulfill their fiduciary duties to the Funds with respect to possible conflicts of interest, including the codes of ethics of Undiscovered Managers and each sub-adviser (regulating the personal trading of their respective officers and employees), the procedures by which the sub-advisers allocate trades among their various respective investment advisory clients and the record of Undiscovered Managers and the sub-advisers in these matters.



The Trustees also considered information relating to the investment performance of the Funds relative to their respective performance benchmark(s) and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, as well as factors identified by Undiscovered Managers and the sub-advisers as contributing to performance. The Trustees concluded that the scope and quality of the services provided by Undiscovered Managers and the sub-advisers, as well as the investment performance of the Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by Undiscovered Managers and the sub-advisers and their integrity, their personnel and systems, and their respective financial resources, to merit approval of the advisory and sub-advisory agreements.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the advisory and sub-advisory agreements. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees evaluated the profitability of Undiscovered Managers and each sub-adviser with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive."



Based on the foregoing, the Trustees concluded that the fees to be paid Undiscovered Managers and each sub-adviser under the advisory agreements and the sub-advisory agreements, respectively, were fair and reasonable, given the scope and quality of the services rendered by the adviser and the sub-advisers.


Each sub-advisory agreement relating to a Fund may be terminated without penalty by Undiscovered Managers, by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements relating to the Funds may be terminated by the relevant sub-adviser in certain circumstances.

Each Fund's advisory agreement and related sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trust has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "The Funds -- The Funds' Management" in the Prospectus.

TRUST EXPENSES

The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; 12b-1 fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. 12b-1 fees with respect to a Fund, if any, are allocated only to that Fund's Investor Class shares. Certain other expenses relating to a particular class (such as class specific shareholders services fees) may be allocated solely to that class.

As described in the Prospectus, Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class and Investor Class shares in order to limit such classes' expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rates of their respective average daily net assets, subject to the obligation of each class of a Fund to repay Undiscovered Managers such class's deferred fees and expenses in future years, if any, when such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred prior to December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred):


         FUND                           INSTITUTIONAL CLASS             INVESTOR CLASS
         ----                           -------------------             --------------
Behavioral Growth Fund                      1.30%                            1.65%
Behavioral Value Fund                       1.40%                            1.75%
Special Small Cap Fund                  0.55% plus the advisory               N/A*
                                        fee rate for the year
                                        in question
REIT Fund                                   1.40%                             N/A*
Small Cap Value Fund                        1.40%                            1.75%
Mid Cap Value Fund                          1.30%                             N/A*
Small Cap Growth Fund                       1.20%                            1.55%
Merger & Acquisition Fund                   1.30%                             N/A*
International Equity Fund                   1.45%                             N/A*
International Small Cap Equity Fund         1.60%                             N/A*


-------------------------------

* The Fund does not currently offer such class.


These agreements have a term ending on December 31, 2003 and are renewable year to year thereafter.

ADMINISTRATOR


Pursuant to an Administrative Services Agreement between the Trust and Undiscovered Managers, Undiscovered Managers has agreed to provide all administrative services to the Funds, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of 0.25% of such Fund's average net asset value. During the Trust's fiscal year ended August 31, 2000, August 31, 2001 and August 31, 2002, the following amounts were paid or payable by the Funds to Undiscovered Managers pursuant to the Administrative Services Agreement:



                                        Administration Fee          Administration Fee       Administration Fee
                                        For the Fiscal Year         For the Fiscal Year      For the Fiscal Year
         FUND                          ENDED AUGUST 31, 2000      ENDED AUGUST 31, 2001      ENDED AUGUST 31, 2002
         ----                          ---------------------      ---------------------      ---------------------
Behavioral Growth Fund                      $  519,561                 $  420,686                 $  235,613
Behavioral Value Fund                       $   26,969                 $   70,771                 $   86,447
Special Small Cap Fund                      $   45,236                 $   49,723                 $   37,056
REIT Fund                                   $   76,076                 $  157,949                 $  255,134
Small Cap Value Fund                        $   69,873                 $  137,337                 $  282,314
Mid Cap Value Fund                          $    8,872                 $   13,906                 $   15,704
Small Cap Growth Fund                             -0-*                 $   49,184                 $  110,797
Merger & Acquisition Fund                         -0-*                 $      472                 $      535
International Equity Fund                   $   29,294                 $   24,804                 $    4,496
International Small Cap Equity Fund         $   34,564                 $   40,188                 $   26,441


----------

* The Small Cap Growth Fund and the Merger & Acquisition Fund did not commence operations until October 2, 2000.

These amounts were subject to reduction and reimbursement under the expense deferral arrangements described above. Undiscovered Managers has entered into an agreement with PFPC Inc. to provide certain of the foregoing administrative services, at the expense of Undiscovered Managers.

DISTRIBUTOR


Since January 2, 2001, the Trust's shares have been sold on a continuous basis by the Trust's current distributor, PFPC Distributors, Inc. ("PFPC Distributors"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406. Under the Distribution Agreement between the Trust and PFPC Distributors, PFPC Distributors is not obligated to sell any specific amount of shares of the Trust, but will use efforts deemed appropriate by it to solicit orders for the sale of the Trust's shares and to undertake such advertising and promotion as it believes reasonable in connection with such solicitation. From December 1, 1999 through January 1, 2001, Provident Distributors, Inc. ("Provident Distributors"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 was the distributor to the Trust. Prior to December 1, 1999, First Data Distributors, Inc. ("First Data Distributors"), 4400 Computer Drive, Westborough, Massachusetts 01581 was the distributor to the Trust. During the fiscal year ended August 31, 2000, First Data Distributors received the following underwriting commissions relating to the following Funds:



                                              UNDERWRITING COMMISSIONS
                                              FOR THE FISCAL YEAR ENDED
         FUND                                      AUGUST 31 ,2000
         ----                                      ---------------
Behavioral Growth Fund                                 $ 1,707
REIT Fund                                              $ 1,000
Small Cap Value Fund                                   $   150

During the fiscal years ended August 31, 2000 and August 31, 2001, Provident Distributors received the following underwriting commissions relating to the following Funds:

                                          UNDERWRITING COMMISSIONS            UNDERWRITING COMMISSIONS
                                          FOR THE FISCAL YEAR ENDED          FOR THE FISCAL YEAR ENDED
         FUND                                AUGUST 31, 2000                     AUGUST 31, 2001
        ------                            -------------------------          -------------------------
Behavioral Growth Fund                           $21,533                              $1,333
REIT Fund                                        $ 1,340                              $1,005
Small Cap Value Fund                             $ 2,561                              $2,195
International Equity Fund                        $   817                              $   10


During the fiscal years ended August 31, 2001 and August 31, 2002, PFPC Distributors received the following underwriting commissions relating to the following Funds:



                                         UNDERWRITING COMMISSIONS          UNDERWRITING COMMISSIONS
                                         FOR THE FISCAL YEAR ENDED         FOR THE FISCAL YEAR ENDED
         FUND                              AUGUST 31, 2001                     AUGUST 31, 2002
        ------                           -------------------------         -------------------------
Behavioral Growth Fund                           $1,732                              -0-
REIT Fund                                        $  190                              -0-
Small Cap Value Fund                             $  228                              -0-
International Equity Fund                        $    2                              -0-


All of the underwriting commissions were based on sales of Class C shares of the Trust, which are no longer being offered by the Trust. None of the underwriting commissions listed above were retained by First Data Distributors, Provident Distributors or PFPC Distributors.


SERVICE AND DISTRIBUTION PLAN


As described in the Prospectus, the Trust has adopted, under Rule 12b-1 under the 1940 Act, a Service and Distribution Plan relating to its Investor Class shares (the "Service and Distribution Plan"). The Service and Distribution Plan permits the Trust to pay to the then current principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the then current principal underwriter of the Trust, fees for services rendered and expenses borne in connection with the provision of certain services. The Service and Distribution Plan provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust, (ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The Service and Distribution Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the then current principal underwriter of the Trust in their periodic review of the Service and Distribution Plan, the fees are payable to compensate such underwriter for services rendered even if the amount paid exceeds such underwriter's expenses.


The Service and Distribution Plan may be terminated at any time as to any Fund by vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, or by a vote of a majority of the outstanding Investor Class voting securities of that Fund (as defined in the 1940 Act). Any change in the Service and Distribution Plan that would materially increase the cost to the Investor Class shares of a Fund to which the Service and Distribution Plan relates requires approval by the Investor Class shareholders of that Fund. The Trustees of the Trust review at least quarterly a written report of such costs and the purposes for which such costs have been incurred. All material amendments to the Service and Distribution Plan require a vote of the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, cast in person at a meeting called for such purpose. For so long as the Service and Distribution Plan is in effect, the selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

The Service and Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it and (ii) by the vote of a majority of the entire Board of Trustees of the Trust, in each case cast in person at a meeting called for the purpose of voting on the continuance of the Service and Distribution Plan.

For the Trust's fiscal year ended August 31, 2002, the following Funds paid PFPC Distributors the following amounts under the Service and Distribution Plan:



                                                  AGGREGATE AMOUNT PAID DURING FISCAL
                  FUND                               YEAR ENDED AUGUST 31, 2002
                  ----                            -----------------------------------
Behavioral Growth Fund                                  $26,360
REIT Fund*                                              $   141
Small Cap Value Fund                                    $69,984
Behavioral Value Fund                                     -0-**
Small Cap Growth Fund                                     -0-**



*On September 21, 2001, the REIT Fund ceased offering Investor Class shares.



**The Fund had not commenced investment operations of its Investor Class shares as of August 31, 2002.


The Trustees of the Trust believe that the Service and Distribution Plan will provide benefits to each Fund with Investor Class shares. The Trustees of the Trust believe that the Service and Distribution Plan is likely to result in greater sales and/or fewer redemptions of the Trust's Investor Class shares, and thus higher asset levels in the Funds with Investor Class shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Investor Class shares that would occur in the absence of the Service and Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that higher asset levels could benefit the Funds with Investor Class shares by reducing Fund expense ratios and/or by affording greater investment flexibility to such Funds.




ADDITIONAL ARRANGEMENTS

CUSTODIAL ARRANGEMENTS. The Bank of New York, One Wall Street, New York, New York 10286, is the custodian for each Fund. The custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodian also maintains certain accounts and records of the Funds.

INDEPENDENT AUDITORS. The Trust's independent auditors are Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281. Deloitte & Touche LLP conducts an annual audit of the Trust's financial statements and consults with the Funds as to matters of accounting and federal and state income taxation.

TRANSFER AND DIVIDEND PAYING AGENT. PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, is the transfer and dividend paying agent of the Funds.

CODE OF ETHICS

The Trust, Undiscovered Managers, the sub-advisers of the Funds and PFPC Distributors have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on stock exchanges and other agency transactions for the account of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.


Portfolio transactions for the International Equity and International Small Cap Equity Funds may be effected by Nordea AB, which is an affiliate of Nordea Investment Management North America, Inc., the sub-adviser to such Funds. As of August 31, 2002, the Trust had paid no brokerage commissions to Nordea AB.


Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.


During the fiscal years ended August 31, 2000, August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:



                                                                           COMMISSIONS
                                             FOR FISCAL YEAR              FOR FISCAL YEAR           FOR FISCAL YEAR
         FUND                            ENDED AUGUST 31, 2000         ENDED AUGUST 31, 2001      ENDED AUGUST 31, 2002
         ----                            ---------------------        ---------------------       ---------------------
Behavioral Growth Fund                           $497,011                     $527,458                  $319,063
Behavioral Value Fund                            $ 82,785                     $112,092                  $134,945
Special Small Cap Fund                           $ 63,790                     $ 17,639                  $ 21,822
REIT Fund                                        $141,621                     $126,561                  $219,856
Small Cap Value Fund                             $106,063                     $227,674                  $302,902
Mid Cap Value Fund                               $ 18,901                     $  9,306                  $ 10,011
Small Cap Growth Fund                                -0-*                     $ 51,221                  $489,768
Merger &  Acquisition Fund                           -0-*                     $  2,020                  $  1,545
International Equity Fund                        $45,766,                     $ 18,782                  $  8,555
International Small Cap Equity Fund              $ 48,974                     $ 22,839                  $ 15,059


--------
* The Small Cap Growth Fund and the Merger & Acquisition Fund did not commence operations until October 2, 2000.


For each Fund that paid an aggregate dollar amount of commissions during the fiscal year ended August 31, 2002 that was materially different from the aggregate dollar amount of commissions paid by the Fund during the fiscal years ended August 31, 2000 and August 31, 2001, the principal reason for such difference was a change in the asset levels of the Fund.

During the fiscal year ended August 31, 2002, the sub-advisers to each of the following Funds directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:



                                             BROKERAGE         RELATED
         FUND                                TRANSACTIONS      COMMISSIONS
         ----                                ------------      -----------
Behavioral Growth Fund                       $114,245,294      $182,282
Behavioral Value Fund                        $ 15,244,842      $ 54,798
Special Small Cap Fund                       $  6,336,606      $ 18,367
REIT Fund                                    $105,041,646      $132,639
Small Cap Value Fund                         $  2,592,784      $  5,454
Mid Cap Value Fund                           $  1,459,791      $  2,360
Small Cap Growth Fund                        $  5,716,477      $ 13,724
Merger & Acquisition Fund                    $      9,534      $     27
International Equity Fund                             -0-           -0-
International Small Cap Equity Fund                   -0-           -0-



During the fiscal year-ended August 31, 2002, the International Equity Fund purchased securities of UBS AG, the parent company of UBS Warburg, a firm that is regularly used for the Fund's trading. As of August 31, 2002, the Fund held securities of UBS AG in the amount of $25,913. During the fiscal year-ended August 31, 2002, the Small Cap Growth Fund purchased securities of Morgan Keegan and Friedman Billings Ramsey Group, Inc., firms that are regularly used for the Fund's trading. As of August 31, 2002, the Fund no longer held securities of Morgan Keegan and held securities of Friedman Billings Ramsey Group, Inc. in the amount of $397,664.


                            DESCRIPTION OF THE TRUST

As stated previously, the Trust was organized as a Massachusetts business trust by the Declaration of Trust dated September 29, 1997. The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each investment portfolio of the Trust (a "series"). The Trust currently has ten series, which are the Funds. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Shares are freely transferable, are not convertible and may be redeemed in accordance with the terms and provisions in the Prospectus. The Declaration of Trust permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

Currently, the Funds offer the following classes of shares:


FUND                                         INSTITUTIONAL CLASS           INVESTOR CLASS
----                                         -------------------           --------------
Behavioral Growth Fund                               X                          X
Behavioral Value Fund                                X                          X
Special Small Cap Fund                               X
REIT Fund                                            X
Small Cap Value Fund                                 X                          X
Mid Cap Value Fund                                   X
Small Cap Growth Fund                                X                          X
Merger & Acquisition Fund                            X
International Equity Fund                            X
International Small Cap Equity Fund                  X


In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to that Fund's Investor Class shares. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may be allocated solely to that class.

The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the Securities and Exchange Commission, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by 10 shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees relating to the Fund. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO BUY SHARES

Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any class of shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The procedures for purchasing shares of any class of any Fund are summarized in "Your Investment -- Buying Shares" in the Prospectus. The Prospectus also explains total offering price of the relevant class of shares, any applicable 12b-1 fee and, for the International Small Cap Equity Fund, any redemption fee.

As described in the Prospectus, shares of any Fund may be purchased by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers. Such a purchase is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a gain or loss for federal income tax purposes would be realized upon the exchange of securities by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. See "Income Dividends, Capital Gain Distributions and Tax Status" below for a discussion of tax considerations relating to the sale or exchange of securities.

Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.

OFFERING PRICE

The public offering price of a class of shares of a Fund is the net asset value of such class. On each purchase of shares, the net asset value is invested in the applicable Fund. Shares are purchased at the public offering price next determined after PFPC Inc. or another agent or sub-agent of the Fund receives the investor's order in proper form. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form before the close of regular trading on the New York Stock Exchange (the "NYSE"), the investor will pay or receive that day's net asset value. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form after the close of regular trading on the NYSE, the investor will pay or receive the next day's net asset value.

SHAREHOLDER SERVICES

OPEN ACCOUNTS

A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by PFPC Inc. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year PFPC Inc. will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information. The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

A Systematic Withdrawal Plan, referred to in the Prospectus under "Your Investment -- General Shareholder Services," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1,000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established. The proceeds from any such withdrawal shall equal the amount redeemed less any applicable redemption fee.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the NYSE on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Additional Purchase and Redemption Information -- Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

EXCHANGE PRIVILEGE

Shareholders may redeem their shares of any Fund, subject to any applicable redemption fees, and have the proceeds applied on the same day to purchase the same class of shares of any other Fund. For Funds that impose a redemption fee, the exchange will be treated as a redemption and the redemption fee will apply. The value of shares exchanged must be at least $1,000, and all exchanges are subject to the minimum investment requirement of the Fund into which the exchange is being made. This option is summarized in the Prospectus under "Your Investment -- General Shareholder Services."

Exchanges may be effected by (1) making a telephone request by calling 1-800-667-1224, provided that a special authorization form is on file with PFPC Inc., or (2) sending a written exchange request to PFPC Inc.

accompanied by an account application for the appropriate Fund. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor may realize a capital gain or loss.

IRAS

Under "Your Investment -- General Shareholder Services," the Prospectus refers to IRAs established under a prototype plan made available by the Trust's distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust's distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS

The procedures for redemption of shares of any class of any Fund are summarized in the Prospectus under "Your Investment -- Selling Shares." Except as noted below, signatures on redemption requests must be guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a medallion signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to PFPC Inc., the Funds' transfer agent, at 1-800-667-1224. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by PFPC Inc. prior to the close of regular trading on the NYSE on a day when the NYSE is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by PFPC Inc. and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from PFPC Inc. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to PFPC Inc. a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, PFPC Inc., the Trust's distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.

The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by PFPC Inc. or an approved broker-dealer or its authorized designee in proper form, less any applicable redemption fee. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

                                 NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the NYSE, on each Business Day. A "Business Day" is any day the NYSE is open for regular business. Currently the NYSE is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC Inc., as sub-administrator. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the NYSE. If events materially affecting the value of any Fund's portfolio securities of non-U.S. issuers occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Board of Trustees.

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

TAXATION OF THE FUNDS

As described in the Prospectus under "Dividends, Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to PFPC Inc. In order for a change to be in effect for any dividend or distribution, it must be received by PFPC Inc. on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

If it qualifies for treatment as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If the Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, the Fund will be subject to federal income taxes on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain, will also be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is an amount at least equal to the sum of 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


FUND DISTRIBUTIONS

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) on securities held for more than 12 months will be taxable as such, regardless of how long a shareholder has held shares in a Fund.

RETURN OF CAPITAL DISTRIBUTIONS

If a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's basis in his/her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his/her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his/her shares.

CAPITAL LOSS CARRYOVER

A Fund's capital losses in excess of capital gains in any year will be carried forward and available in the next several years to reduce capital gains otherwise distributable (and taxable) to shareholders. The amounts and expiration dates of any capital loss carryovers available to a Fund are shown in the notes to the financial statements incorporated by reference into this SAI.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain or loss. For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8% and 18% (rather than 10% and 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

FOREIGN SECURITIES AND RELATED HEDGING TRANSACTIONS

Dividends and certain interest income earned by each of the International Funds and the Merger & Acquisition Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, such Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that each of the International Funds will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If a Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them) and shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may be able to claim a foreign tax credit or deduction (but not both). A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by such Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Each of the International Funds' transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of each such Fund's distributions to constitute a return of capital for tax purposes or require such Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment by either International Fund or the Merger & Acquisition Fund in "passive foreign investment companies" could subject such Fund to a U.S. federal income tax or other charge on distributions received from the company or on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." The mark-to-market and qualified electing fund elections may have the effect of accelerating the recognition of income (without the receipt for cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement.

A "passive foreign investment company" is any foreign corporation (i) 75% or more of the income of which for the taxable year is passive income or (ii) at least 50% of the assets of which (generally by value, but by adjusted tax basis in certain cases), on average, produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and foreign taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).


BACK UP WITHHOLDING

The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, redemptions, or exchanges and the taxable dividends and other distributions paid to any individual shareholder who provides an incorrect or no taxpayer identification number (TIN), or who has under-reported income in the past, or who fails to certify to the applicable Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003, (iii) 29% for amounts paid during 2004 and 2005, and
(iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Internal Revenue Service revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules discussed above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

                           CALCULATION OF TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN



Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The ending redeemable value is also determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant fund. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate total return may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.



The table below sets forth the average annual total return of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2002:



                               INSTITUTIONAL CLASS



                                               ONE YEAR       SINCE INCEPTION      INCEPTION DATE
                                               --------       ---------------      --------------
Behavioral Growth Fund                         (15.62)%            0.71%             12/31/97
Behavioral Value Fund                          (16.16)%           11.15%             12/28/98
Special Small Cap Fund                         (5.77)%             4.46%             12/30/97
REIT Fund                                       9.27%              7.62%             01/01/98
Small Cap Value Fund                           (1.40)%             9.02%             12/30/97
Mid Cap Value Fund                             (3.17)%             3.17%             12/31/97
Small Cap Growth Fund                          (29.50)%           (31.35)%           10/02/00
Merger & Acquisition Fund                      (3.36)%             1.98%             10/02/00
International Equity Fund                      (24.26)%           (7.35)%            12/30/98
International Small Cap Equity Fund            (27.99)%           (7.21)%            12/30/98



                                 INVESTOR CLASS



                                  ONE YEAR       SINCE INCEPTION      INCEPTION DATE
                                  --------       ---------------      --------------
Behavioral Growth Fund            (15.71)%           (3.43)%           07/31/98
Behavioral Value Fund              --                --                       *
Small Cap Value Fund              (1.76)%            8.06%             07/31/98
Small Cap Growth Fund              --                --                       *



----------



* As of the date of this Statement of Additional Information, the Fund has not commenced investment operations of its Investor Class shares.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(D) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distribution), n = the number of years, and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions but not after taxes on redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.


The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund. It is assumed that such a redemption has no tax consequences. Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.



The table below sets forth the average annual total return (after taxes on distributions) of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2002:


                               INSTITUTIONAL CLASS


                                              ONE YEAR         SINCE INCEPTION      INCEPTION DATE
                                              --------         ---------------      --------------
Behavioral Growth Fund                         (15.62)%            0.47%             12/31/97
Behavioral Value Fund                          (16.38)%           10.56%             12/28/98
Special Small Cap Fund                         (6.27)%             4.03%             12/30/97
REIT Fund                                       7.96%              6.40%             01/01/98
Small Cap Value Fund                           (2.43)%             8.36%             12/30/97
Mid Cap Value Fund                             (4.10)%             1.99%             12/31/97
Small Cap Growth Fund                          (29.59)%           (31.40)%           10/02/00
Merger & Acquisition Fund                      (5.72)%             0.63%             10/02/00
International Equity Fund                      (25.07)%           (8.16)%            12/30/98
International Small Cap Equity Fund            (27.99)%           (7.82)%            12/30/98

                                 INVESTOR CLASS


                                      ONE YEAR         SINCE INCEPTION      INCEPTION DATE
                                      --------         ---------------      --------------
Behavioral Growth Fund                (15.71)%              (3.70)%          07/31/98
Behavioral Value Fund                   --                   --                     *
Small Cap Value Fund                   (2.80)%               7.32%           07/31/98
Small Cap Growth Fund                   --                   --                     *


----------


* As of the date of this Statement of Additional Information, the Fund has not commenced investment operations of its Investor Class shares.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)


Quotations of average annual total return (after taxes on distributions and redemptions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions and redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.


The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.

The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund. It is assumed that such a redemption has no tax consequences.


Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified above). The basis of shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions, as well as the amount and character of capital gain or loss upon redemption, are tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included, but is not net of any sales loads imposed upon reinvestment. The tax basis is adjusted for any distributions representing returns of capital and any other tax adjustments that apply to an individual taxpayer as permitted by applicable federal tax law. The tax character of a distribution is determined by the length of the measurement period in the case of the $1,000 initial investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date an in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as to determine the tax character of any resulting gains or losses. For the purposes of these calculations, it is assumed that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.



The table below sets forth the average annual total return (after taxes on distributions and redemption) of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2002:


                               INSTITUTIONAL CLASS


                                                  ONE YEAR      SINCE INCEPTION     INCEPTION DATE
                                                  --------      ---------------     --------------
Behavioral Growth Fund                            (9.59)%             0.68%          12/31/97
Behavioral Value Fund                             (9.66)%             8.89%          12/28/98
Special Small Cap Fund                            (3.04)%             3.58%          12/30/97
REIT Fund                                          5.68%              5.51%          01/01/98
Small Cap Value Fund                              (0.82)%             7.16%          12/30/97
Mid Cap Value Fund                                (1.46)%             2.02%          12/31/97
Small Cap Growth Fund                            (18.09)%           (24.13)%         10/02/00
Merger & Acquisition Fund                         (2.05)%             0.95%          10/02/00
International Equity Fund                        (14.77)%            (5.65)%         12/30/98
International Small Cap Equity Fund              (17.18)%            (5.71)%         12/30/98

                                 INVESTOR CLASS


                                        ONE YEAR         SINCE INCEPTION      INCEPTION DATE
                                        --------         ---------------      --------------
Behavioral Growth Fund                  (9.65)%              (2.59)%           07/31/98
Behavioral Value Fund                    --                   --                      *
Small Cap Value Fund                    (1.04)%               6.30%            07/31/98
Small Cap Growth Fund                    --                   --                      *


----------


* As of the date of this Statement of Additional Information, the Fund has not commenced investment operations of its Investor Class shares.


                             PERFORMANCE COMPARISONS

TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Wiesenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WIESENBERGER'S MANAGEMENT RESULTS ("Wiesenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Wiesenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Wiesenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

MORGAN STANLEY REIT INDEX. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 129 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

MSCI EAFE INDEX. The MSCI EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

MSCI EAFE EX-JAPAN INDEX. The MSCI EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

MSCI EAFE SMALL CAP INDEX. The MSCI EAFE Small Cap Index contains over 1200 stocks of companies that (i) have market capitalizations of between $200 million and $800 million and (ii) are from any of 20 different countries with Japan, United Kingdom, France and Germany being the most heavily weighted.

NAREIT EQUITY INDEX. The NAREIT Equity Index consists of all tax-qualified equity REITs listed on the NYSE, American Stock Exchange and NASDAQ National Market System.

RUSSELL MIDCAP INDEX. The Russell Midcap Index is comprised of the 800 smallest of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL MIDCAP VALUE INDEX. The Russell Midcap Value Index is comprised of those companies within the 800 smallest of the 1000 largest U.S.-domiciled companies, with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000 INDEX. The Russell 1000 Index is comprised of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 1000 VALUE INDEX. The Russell 1000 Value Index is comprised of those companies within the 1000 largest U.S.-domiciled companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 VALUE INDEX. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX. The Russell 2500 Index is comprised of the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2500 GROWTH INDEX. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies with higher price-to-book ratios and higher forecasted growth values.

SALOMON SMITH BARNEY WORLD EX. US EXTENDED MARKET INDEX GROWTH INDEX. This index comprises all growth companies that are in the lowest 20%, ranked by available or adjusted market value, of the companies included in the SSB World Equity Index, other than U.S.-domiciled companies. The SSB World Equity Index includes all listed shares of companies with available equity capitalization or float of at least the local equivalent of US$100 million in 23 Developed World countries. The index measures growth based on five-year historical EPS growth rate, five-year historical sales per share growth rate, and five-year average internal growth rate.

STANDARD & POOR'S/BARRA GROWTH INDEX. The Standard & Poor's/Barra Growth Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the highest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

STANDARD & POOR'S/BARRA VALUE INDEX. The Standard & Poor's/Barra Value Index is constructed by ranking the securities in the S&P 500 by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

WILSHIRE REAL ESTATE SECURITIES INDEX. The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities (such as REITs, real estate operating companies and partnerships) which satisfy certain minimum requirements in book value, market capitalization, percentage of revenue generated from ownership and operation of real estate assets and liquidity.

Performance information about the Funds will be provided in the Funds' annual reports to shareholders, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              FINANCIAL STATEMENTS


The Trust's audited financial statements and accompanying notes for the fiscal year ended August 31, 2001, included in the Trust's 2001 Annual Report to Shareholders and the report of Deloitte & Touche LLP, independent auditors, appearing in such Annual Report, are hereby incorporated by reference in this SAI and are so incorporated by reference in reliance upon the authority of Deloitte & Touche LLP as experts in accounting and auditing. A copy of the Trust's Annual Report to Shareholders is available without charge upon request from Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1625, Dallas, Texas 75201 or by calling toll free 1-888-242-3514.

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION


ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Journal-Constitution
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bloomberg Wealth Manager
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Business Journal
Dallas Morning News
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Lauderdale Sun Sentinel
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(The) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Business Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio

National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury News
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

- Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

- Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients
- Specific and general investment philosophies, strategies, processes and techniques

- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

-        Industry conferences at which the various sub-advisers participate

- Current capitalization, levels of profitability and other financial information

- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

- The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

- Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

-        Current and historical statistics relating to:

         --       total dollar amount of assets managed
         --       Undiscovered Managers Funds' assets managed in total and by series
         --       the growth of assets
         --       asset types managed

References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Trust's series. The information may include, but is not limited to:

- Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.

- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Trust's series as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                           Undiscovered Managers Funds
                            Part C. Other Information

Item 23. Financial Statements and Exhibits

         a. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust") -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         b. By-Laws of the Trust -- Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

         c. See Articles III, V, VI and IX in the Trust's Declaration of Trust (Exhibit a hereto) and Article XI in the Trust's By-Laws (Exhibit b hereto).

         d.       (i) Management Agreements.


                           (1) Management Agreement between the Trust and Undiscovered Managers, LLC ("Undiscovered Managers") relating to Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A..



                           (2) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (3) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund" )-- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (4) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers REIT Fund (the "REIT Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (5) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Small Cap Value Fund (the "Small Cap Value Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (6) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Mid Cap Value Fund (formerly know as Undiscovered Managers Hidden Value Fund) (the "Mid Cap Value Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (7) Management Agreement between the Trust and Undiscovered Managers relating to UM Merger & Acquisition Fund (the "Merger & Acquisition Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (8) Management Agreement between the Trust and Undiscovered Managers relating to UM Small Cap Growth Fund (the "Small Cap Growth Fund") -- Incorporated by reference to Post-Effective

                           Amendment No. 10 to the Trust's Registration
                           Statement on Form N-1A.



                           (9) Management Agreement between the Trust and Undiscovered Managers relating to UM International Equity Fund (the "International Equity Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (10) Management Agreement between the Trust and Undiscovered Managers relating to UM International Small Cap Equity Fund (the "International Small Cap Equity Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.


                  (ii)     Sub-Advisory Agreements.


                           (1) Sub-Advisory Agreement relating to the Behavioral Growth Fund between Undiscovered Managers and Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (2) Sub-Advisory Agreement relating to the Behavioral Value Fund between Undiscovered Managers and Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (3) Sub-Advisory Agreement relating to the Special Small Cap Fund between Undiscovered Managers and Kestrel Investment Management Corporation ("Kestrel Management") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (4) Sub-Advisory Agreement relating to the REIT Fund between Undiscovered Managers and Bay Isle Financial LLC ("Bay Isle") is filed herewith



                           (5) Sub-Advisory Agreement relating to the Small Cap Value Fund between Undiscovered Managers and J.L. Kaplan Associates, LLC ("Kaplan Associates") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (6) Sub-Advisory Agreement relating to the Mid Cap Value Fund between Undiscovered Managers and Kaplan Associates --Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (7) Sub-Advisory Agreement relating to the Merger & Acquisition Fund between Undiscovered Managers and Kaplan Associates --Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (8) Sub-Advisory Agreement relating to the Small Cap Growth Fund between Undiscovered Managers and Mazama Capital Management, Inc. ("Mazama") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



                           (9) Amended and Restated Sub-Advisory Agreement relating to the International Equity Fund among Undiscovered Managers, Nordea Securities, Inc., Nordea Investment Management North America, Inc. (Nordea Securities, Inc. and Nordea Investment Management North America, Inc., together, "Nordea") and the Trust is filed herewith.

                           (10) Amended and Restated Sub-Advisory Agreement relating to the International Small Cap Equity Fund among Undiscovered Managers, Nordea and the Trust is filed herewith.


         e. Distribution Agreement between the Trust and PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

         f.       None.

         g. Form of Custodian Agreement between the Trust and The Bank of New York -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         h.       (i)      Form of Transfer Agency and Services Agreement
                           between the Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) --
                           Incorporated by reference to Pre-Effective Amendment
                           No. 2 to the Trust's Registration Statement on Form
                           N-1A.

                  (ii) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre- Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

                  (iii) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each of the Funds. -- Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.

                  (iv) Form of Administrative Services Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

                  (v)      (1)      Form of Sub-Administration Agreement between
                                    Undiscovered Managers and PFPC Inc. --
                                    Incorporated by reference to Pre-Effective
                                    Amendment No. 2 to the Trust's Registration
                                    Statement on Form N-1A.

                           (2) Amendment to Sub-Administration Agreement dated November 30, 1999 between Undiscovered Managers and PFPC Inc. --Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.


         i.       (i)      Opinion and Consent of Counsel, dated December 17,
                           1997 relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, the Small Cap
                           Value Fund, the Mid Cap Value Fund, Undiscovered
                           Managers Core Equity Fund and Undiscovered Managers
                           All Cap Value Fund -- Incorporated by reference to
                           Pre-Effective Amendment No. 2 to the Trust's
                           Registration Statement on Form N-1A.


                  (ii) Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund, Undiscovered Managers Behavioral Long/Short Fund, the International Equity Fund and the International Small Cap Equity Fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

                  (iii) Opinion and Consent of Counsel dated October 2, 2000 relating to Undiscovered Managers Behavioral Large Cap Fund, the Merger & Acquisition Fund and the Small Cap Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

         j.       (i)      Consent of Independent Auditors is filed herewith.

                  (ii) Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, John J. Burke III, Mary Chris Sayre and Neil Forrest -- Incorporated by reference to Pre- Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         k.       Omitted Financial Statements -- None.

         l. Investment Representation Letter -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.


         m. Service and Distribution Plan relating to Investor Class Shares --Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.



         n.       Amended Rule 18f-3 Plan -- is filed herewith.


         o.       Reserved.

         p.       Codes of Ethics.

                  (i) Code of Ethics of the Trust, Undiscovered Managers, Bay Isle, Fuller & Thaler, Kaplan Associates and Kestrel Management -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

                  (ii) Code of Ethics of Nordea -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

                  (iii) Code of Ethics of Mazama -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

                  (iv) Code of Ethics of PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.



Item 24. Persons Controlled by or Under Common Control with the Trust

         As of the date of this Amendment to the Registration Statement, there are no persons controlled by or under common control with the Trust.

Item 25. Indemnification

         Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit a of Item 23 hereto) and Article 4 of the Trust's By- Laws (Exhibit b of Item 23 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         (a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "The Funds -- The Funds' Management" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

       Name and Office with                  Name and Address of                 Nature of
       Undiscovered Managers                 Other Affiliations                  Connection

       Mark P. Hurley                        None                                None
       Chairman, Chief
       Executive Officer and
       Management
       Committee Member

       Ross Chapin                           Orca Bay Partners, LLC              Managing Director
       Management Committee                  999 3rd Avenue
       Member                                Seattle, WA 98104

                                             EnvestnetPMC                        Director
                                             35 E. Wacker Drive
                                             Suite 1600
                                             Chicago, IL  60601

                                             Flow Solutions, Inc.                Director
                                             1725 Rutan Drive
                                             Livermore, CA  94550

                                             Parametric Portfolio Associates     Director
                                             1151 Fairview Avenue North
                                             Seattle, WA  98109

                                             Photoworks, Inc.                    Director
                                             1260 16th Avenue West
                                             Seattle, WA  98119

       Tim Carver                            Orca Bay Partners, LLC              Managing Director
       Management Committee                  999 3rd Avenue
       Member                                Seattle, WA 98104

                                             Parametric Portfolio Associates     Director
                                             1151 Fairview Avenue North
                                             Seattle, WA  98109

                                             EnvestnetPMC                        Director
                                             35 E. Wacker Drive

                                             Suite 1600
                                             Chicago, IL  60601

       R. James Ellis                        Mill River Corporation              President, Secretary
       Management Committee                  1700 S. El Camino Real              and Director
       Member                                Ste. 502
                                             San Mateo, CA


         (b) Fuller & Thaler is the sub-adviser to the Behavioral Growth Fund and the Behavioral Value Fund and its business is summarized in "The Funds" in the Prospectus. Fuller & Thaler's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


       Name and Office with                              Name and Address of            Nature of
       Fuller & Thaler                                   Other Affiliations             Connection

       Russell J. Fuller (Director)                      None                           None
       President and Chief Investment  Officer

       Steve D. Bard (Director)                          *Fidelity Investments          *Senior Vice
       Senior Vice President and Chief Operating         350 California, Suite #500     President
       Officer                                           San Francisco, CA  94104

       Anne M. Fuller (Director)                         None                           None
       Treasurer

       John L. Kling (Director)                          None                           None
       Senior Vice President and Director of Research


       Frederick W. Stanske (Director)                   None                           None
       Senior Vice President

       Richard H. Thaler (Director)                      University of Chicago          Professor of
       Principal                                         Graduate School of Business    Behavioral Science
                                                         1101 East 58th Street          and Economics
                                                         Chicago, Illinois 60637

       Michael J. Gray                                   *Avera Global Partners         *Director of
       Vice President and Relationship Manager           Two Embarcadero Center,        Marketing and
                                                         Suite 2350                     Client Service
                                                         San Francisco, CA 94111

       Richard A. Hermann                                None                           None
       Vice President and Director of Operations

       Crystal C. Kwok                                   None                           None
       Vice President and Relationship Manager

       Joseph S. Leung                                   *AXA Rosenberg                 *Chief Investment
       Vice President and Head of International          4 Orinda Way, Bldg E           Officer
       Strategies                                        Orinda, CA  94563

       Brendan S. MacMillan                              None                           None
       Vice President and Portfolio Manager

       Mark T. Moon                                      None                           None
       Vice President and Portfolio Manager


       Fernando Villegas                                 None                           None
       Director of Trading


       Qiao Wen                                          None                           None
       Vice President and Analyst



         (c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with Kestrel          Name and Address of Other           Nature of Connection
       Management                            Affiliations
       David J. Steirman                     None                                None
       Director and President

       Abbot J. Keller                       None                                None
       Director and Chief Investment
       Officer


         d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


       Name and Office with Bay Isle             Name and Address of         Nature of
                                                 Other Affiliations          Connection

       William F.K. Schaff                             None                    None
       President & Chief Investment Officer

       Gary Pollock                                    None                    None
       Executive Vice President, Treasurer
       and Chief Operating Officer

         (e) Kaplan Associates is the sub-adviser to the Small Cap Value Fund, the Hidden Value Fund and the Merger & Acquisition Fund and its business is summarized in "The Funds" in the Prospectus. The following persons affiliated with Kaplan Associates have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                      Name and Address of         Nature of
       Kaplan Associates                         Other Affiliations          Connection
       James L. Kaplan                           None                          None
       Member

       Paul Weisman                              None                          None
       Portfolio Manager

         (f) Nordea is the sub-adviser to the International Equity Fund and the International Small Cap Equity Fund, and its business is summarized in "The Funds" in the Prospectus. Nordea's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:


       Name and Office with                      Name and Address of                    Nature of
        Nordea                                   Other Affiliations                     Connection
       Henrik Bak                                None                                   None
       President and Chief
       Executive Officer

       Gerard Murphy                             Nordea Bank Finland Plc                Senior Vice
       Director                                  437 Madison Avenue                     President
                                                 New York, NY  10022

       Ole Jacobsen                              Nordea Investment Management           Managing Director
       Director                                  3 Strandgade
                                                 0900 Copenhagen, Denmark

       Finn Benny Petersen                       Nordea Securities, AB                  Head of Equities
       Director                                  Engelbrektsplan 1
                                                 S-144 98
                                                 Stockholm, Sweden

       Peter Nyegaard                            Nordea Markets                         Managing Director
       Director                                  3 Strandgade
                                                 0900 Copenhagen, Denmark


         (g) Mazama is the sub-adviser to the Small Cap Growth Fund, and its business is summarized in "The Funds" in the Prospectus. Mazama's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with                      Name and Address of                    Nature of
       Mazama                                    Other Affiliations                     Connection
       Ronald A. Sauer                           None                                   None
       Chairman and President

       Jill Ronne Collins                        None                                   None
       Vice President

       Brian P. Alfrey                           None                                   None
       Director, Vice President
       and Chief Operating Officer

       Stephen C. Brink                          None                                   None
       Vice President

       Helen M. Degener                          The Mathes Company                     Portfolio Manager
       Chief Investment Officer                  375 Park Avenue
       Director                                  New York, NY  10152



Item 27.


         (a) PFPC Distributors, Inc. acts as distributor for the Trust. PFPC Distributors, Inc. also currently distributes the securities of the following investment companies: AB Funds Trust, AFBA 5 Star Funds, Inc., Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Strategic Value Fund, Inc., Columbia Technology Fund, Inc., Deutsche Asset Management VIT Funds, Forward Funds, Inc, GAMNA Series Funds, Inc., Harris Insight Funds Trust, Hillview Investment Trust II, International Dollar Reserve Fund I, Ltd., Kalmar Pooled Investment Trust, Matthews International Funds, Metropolitan West Funds, New Covenant Funds, Pictet Funds, The RBB Fund, Inc., RS Investment Trust, Smith Graham Institutional Funds, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Whitehall Funds Trust, Wilshire Target Funds, Inc., WPG Large Cap Growth Fund, WPG Tudor Fund, WT Investment Trust. Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.: BlackRock Provident Institutional Funds and BlackRock Funds, Inc. Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.: Northern Funds Trust and Northern Institutional Funds Trust. Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.: The Offit Investment Fund, Inc and The Offit Variable Insurance Fund, Inc. Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.: ABN AMRO Funds.


                  PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFCP Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

         (b)      (i) PFPC Distributors, Inc.



       Name and Principal Business    Position and Office with PFPC           Position and Office with the
       Address                        Distributors, Inc.                      Trust
       Steven Turowski                Chairman, Chief Executive               None
                                      Officer, Director and President
       Brian Burns                    Director                                None
       Michael Denofrio               Director                                None
       Susan Keller                   Director                                None
       Rita G. Adler                  Chief Compliance Officer                None
       Christine A. Ritch             Chief Legal Officer                     None
       Salvatore Faia                 Secretary and Clerk                     None
       Christopher S. Conner          Assistant Secretary and Assistant       None
                                      Clerk

       Bradley A. Stearns             Assistant Secretary and Assistant       None
                                      Clerk
       John L. Wilson                 Assistant Secretary and Assistant       None
                                      Clerk
       John Coary                     Treasurer                               None
       Douglas D. Castagna            Controller and Assistant Treasurer      None
       Lisa Colon                     Vice President                          None
       Bruno DiStefano                Vice President                          None
       Elizabeth T. Holtsbery         Vice President                          None
       Susan K. Moscaritolo           Vice President                          None
       Thomas Rodman                  Vice President                          None



* The principal business address of each individual is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

                  (ii) Provident Distributors, Inc., a former distributor of the Trust, has merged with and into PFPC Distributors, Inc., and therefore, no longer has any directors, officers or partners.

                  (iii) First Data Distributors, Inc., a former distributor of the Trust, merged with and into Provident Distributors, Inc. prior to the merger between Provident Distributors, Inc. and PFPC Distributors, Inc. As a consequence of the merger between First Data Distributors, Inc. and Provident Distributors, Inc., First Data Distributors, Inc. no longer has any directors, officers or partners.


         (c)      None.


Item 28. Location of Accounts and Records


         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Patricia L. Duncan; the Trust's investment adviser, Undiscovered Managers; the Trust's custodian, The Bank of New York; and the Trust's transfer agent, PFPC Inc. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of the custodian is One Wall Street, New York, New York 10286; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.


Item 29. Management Services

         There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings

         (a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         (b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Undiscovered Managers Funds, has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas on the 29th day of October, 2002.


                                                UNDISCOVERED MANAGERS FUNDS

                                                By: /s/ Mark P. Hurley
                                                Mark P. Hurley
                                                Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of Undiscovered Managers Funds has been signed below by the following persons in the capacities and on the date(s) indicated.


              Signatures                    Title                          Date
              /s/ Mark P. Hurley            President and Trustee          October 29, 2002
              Mark P. Hurley

              /s/ * Mark P. Hurley          Trustee                        October 29, 2002
              Roger B. Keating

              /s/ * Mark P. Hurley          Trustee                        October 29, 2002
              Matthew J. Kiley

              /s/ * Mark P. Hurley          Trustee                        October 29, 2002
              Robert P. Schmermund

              /s/ Patricia L. Duncan        Treasurer                      October 29, 2002
              Patricia L. Duncan



*Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits


     Exhibit No.  Description

(d)(ii)                Sub-Advisory Agreements.

                     (4) Sub-Advisory Agreement relating to the REIT Fund between Undiscovered Managers and Bay Isle.

                     (9) Amended and Restated Sub-Advisory Agreement relating to the International Equity Fund among Undiscovered
                            Managers, Nordea and the Trust.


                     (10) Amended and Restated Sub-Advisory Agreement relating to the International Small Cap Equity Fund among
                            Undiscovered Managers, Nordea and the Trust.


         (j)      Consent of Independent Auditors.


         (n)      Amended 18f-3 Plan.